UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Money Market
Funds

Annual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008) for Class I, II, III, and Select Class and for the entire period (December 12, 2007 to March 31, 2008) for Class IV and Institutional Class.

The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,016.50	$ 1.01 B
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01 C
Class II
Actual	$ 1,000.00	$ 1,015.70	$ 1.76 B
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77 C
Class III
Actual	$ 1,000.00	$ 1,015.20	$ 2.27 B
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28 C
Class IV
Actual	$ 1,000.00	$ 1,007.10	$ 2.13 B
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54 C
Select Class
Actual	$ 1,000.00	$ 1,016.20	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26 C
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,016.80	$ 1.01 B
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01 C
Class II
Actual	$ 1,000.00	$ 1,016.00	$ 1.76 B
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77 C
Class III
Actual	$ 1,000.00	$ 1,015.50	$ 2.27 B
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28 C
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period
Class IV
Actual	$ 1,000.00	$ 1,006.80	$ 2.13 B
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54 C
Select Class
Actual	$ 1,000.00	$ 1,016.50	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26 C
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,020.90	$ 1.01 B
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01 C
Class II
Actual	$ 1,000.00	$ 1,020.20	$ 1.77 B
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77 C
Class III
Actual	$ 1,000.00	$ 1,019.70	$ 2.27 B
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28 C
Select Class
Actual	$ 1,000.00	$ 1,020.70	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26 C
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,022.50	$ 1.01 B
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01 C
Class II
Actual	$ 1,000.00	$ 1,021.80	$ 1.77 B
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77 C
Class III
Actual	$ 1,000.00	$ 1,021.30	$ 2.27 B
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28 C
Class IV
Actual	$ 1,000.00	$ 1,011.00	$ 2.13 B
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54 C
Select Class
Actual	$ 1,000.00	$ 1,022.30	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26 C
Institutional Class
Actual	$ 1,000.00	$ 1,012.70	$ .43 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .71 C
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,022.90	$ .91 B
HypotheticalA	$ 1,000.00	$ 1,024.10	$ .91 C
Class II
Actual	$ 1,000.00	$ 1,022.10	$ 1.67 B
HypotheticalA	$ 1,000.00	$ 1,023.35	$ 1.67 C
Class III
Actual	$ 1,000.00	$ 1,021.60	$ 2.17 B
HypotheticalA	$ 1,000.00	$ 1,022.85	$ 2.17 C
Select Class
Actual	$ 1,000.00	$ 1,022.60	$ 1.16 B
HypotheticalA	$ 1,000.00	$ 1,023.85	$ 1.16 C
Institutional Class
Actual	$ 1,000.00	$ 1,012.90	$ .43 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .71 C
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,015.00	$ 1.01 B
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01 C
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period
Class II
Actual	$ 1,000.00	$ 1,014.20	$ 1.76 B
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77 C
Class III
Actual	$ 1,000.00	$ 1,013.70	$ 2.27 B
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28 C
Select Class
Actual	$ 1,000.00	$ 1,014.70	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Class I, II, III and Select Class and multiplied by 111/366 (to reflect the period December 12, 2007 to March 31, 2008) for Class IV and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Class IV	.70%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Class IV	.70%
Select Class	.25%
Government Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Class IV	.70%
Select Class	.25%
Institutional Class	.14%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Institutional Class	.14%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Annual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	12.9	24.1	23.0
31 - 90	63.7	61.8	56.3
91 - 180	22.8	10.4	20.7
181 - 397	0.6	3.7	0.0
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Treasury Only Portfolio	71 Days	60 Days	62 Days
All Taxable Money Market Funds Average*	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Treasury Obligations 103.1%	U.S. Treasury Obligations 100.2%
Net Other Assets** (3.1)%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Only Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

U.S. Treasury Obligations - 103.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 94.1%
4/3/08 to 10/2/08	0.20 to 4.08%	$ 7,569,208	$ 7,543,169
U.S. Treasury Notes - 8.2%
4/30/08 to 8/31/08	1.29 to 5.10	655,655	657,704
U.S. Treasury Notes - coupon STRIPS - 0.8%
5/15/08 to 11/15/08	0.99 to 1.30	66,250	65,985
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $8,266,858)	8,266,858
NET OTHER ASSETS - (3.1)%	(249,828)
NET ASSETS - 100%	$ 8,017,030
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At March 31, 2008, the fund had a capital loss carryforward of approximately $61,000 of which $1,000 and $60,000 will expire on March 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,266,858)		$ 8,266,858
Receivable for fund shares sold		25,372
Interest receivable		7,316
Prepaid expenses		6
Receivable from investment adviser for expense reductions		230
Total assets		8,299,782

Liabilities
Payable for investments purchased	$ 260,900
Payable for fund shares redeemed	16,882
Distributions payable	3,294
Accrued management fee	810
Distribution fees payable	168
Other affiliated payables	398
Other payables and accrued expenses	300
Total liabilities		282,752

Net Assets		$ 8,017,030
Net Assets consist of:
Paid in capital		$ 8,016,973
Accumulated undistributed net realized gain (loss) on investments		57
Net Assets		$ 8,017,030

Class I: Net Asset Value, offering price and redemption price per share ($6,774,536 ÷ 6,774,094 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($514,221 ÷ 514,310 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($514,317 ÷ 514,256 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($39,464 ÷ 39,466 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($174,492 ÷ 174,515 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest		$ 114,425

Expenses
Management fee	$ 5,186
Transfer agent fees	1,231
Distribution fees	1,139
Accounting fees and expenses	280
Custodian fees and expenses	33
Independent trustees' compensation	10
Registration fees	422
Audit	41
Legal	6
Miscellaneous	39
Total expenses before reductions	8,387
Expense reductions	(1,107)	7,280
Net investment income		107,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		349
Net increase in net assets resulting from operations		$ 107,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 107,145	$ 71,135
Net realized gain (loss)	349	32
Net increase in net assets resulting from operations	107,494	71,167
Distributions to shareholders from net investment income	(107,145)	(71,136)
Share transactions - net increase (decrease)	6,178,160	529,584
Total increase (decrease) in net assets	6,178,509	529,615

Net Assets
Beginning of period	1,838,521	1,308,906
End of period (including undistributed net investment income of $0 and undistributed net investment income of $6, respectively)	$ 8,017,030	$ 1,838,521

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.040	.048	.033	.014	.009
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.040	.048	.033	.014	.009
Distributions from net investment income	(.040)	(.048)	(.033)	(.014)	(.009)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	(.040)	(.048)	(.033)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.03%	4.87%	3.33%	1.45%	.89%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	3.48%	4.78%	3.30%	1.43%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 6,775	$ 1,425	$ 1,055	$ 835	$ 982

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.038	.046	.031	.013	.007
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.038	.046	.031	.013	.007
Distributions from net investment income	(.038)	(.046)	(.031)	(.013)	(.007)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	(.038)	(.046)	(.031)	(.013)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.88%	4.71%	3.18%	1.30%	.74%
Ratios to Average Net Assets B
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	3.58%	4.63%	3.15%	1.28%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 514	$ 210	$ 102	$ 121	$ 119

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.037	.045	.030	.012	.006
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.037	.045	.030	.012	.006
Distributions from net investment income	(.037)	(.045)	(.030)	(.012)	(.006)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	(.037)	(.045)	(.030)	(.012)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.77%	4.61%	3.07%	1.20%	.64%
Ratios to Average Net Assets B
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.46%	4.53%	3.05%	1.18%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 514	$ 187	$ 120	$ 135	$ 126

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Year ended March 31,	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.007
Distributions from net investment income	(.007)
Net asset value, end of period	$ 1.00
Total Return B,C	.71%
Ratios to Average Net Assets E
Expenses before reductions	.77% A
Expenses net of fee waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.039	.047	.032	.014	.008
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.039	.047	.032	.014	.008
Distributions from net investment income	(.039)	(.047)	(.032)	(.014)	(.008)
Distributions from net realized gain	-	-	-	-C	-
Total distributions	(.039)	(.047)	(.032)	(.014)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.98%	4.81%	3.28%	1.40%	.84%
Ratios to Average Net AssetsB
Expenses before reductions	.29%	.29%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	3.50%	4.73%	3.25%	1.38%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 174	$ 17	$ 33	$ 12	$ 6

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	84.1	97.5	100.0
31 - 90	6.1	0.0	0.0
91 - 180	9.5	1.1	0.0
181 - 397	0.3	1.4	0.0
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Treasury Portfolio	20 Days	8 Days	9 Days
All Taxable Money Market Funds Average*	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Treasury Obligations 13.6%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 86.7%	Repurchase Agreements 100.4%
Net Other Assets** (0.3)%	Net Other Assets** (0.4)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

U.S. Treasury Obligations - 13.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 13.6%
5/22/08 to 10/2/08	1.24 to 3.55%	$ 2,898,795	$ 2,877,897
Repurchase Agreements - 86.7%
	Maturity Amount (000s)
In a joint trading account at:
1.44% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 9,610	9,610
1.48% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) #	17,455,558	17,454,841
With:
BNP Paribas Securities Corp. At 2.05%, dated 3/28/08 due 4/28/08 (Collateralized by U.S. Treasury Obligations valued at $429,481,666, 0% - 5.13%, 6/30/11 - 11/15/26)	418,738	418,000
UBS Warburg LLC At:
4.4%, dated 10/4/07 due 6/30/08 (Collateralized by U.S. Treasury Obligations valued at $216,824,063, 0%, 8/15/22 - 2/15/37)	212,798	206,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $102,269,724, 6.13% - 9%, 11/15/18 - 11/15/27)	100,018	95,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $102,189,663, 4.75% - 8.13%, 2/15/21 - 2/15/57)	100,043	95,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $101,541,689, 3.13% - 6.38%, 4/15/09 - 2/15/36)	100,091	95,000
TOTAL REPURCHASE AGREEMENTS		18,373,451
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $21,251,348)	21,251,348
NET OTHER ASSETS - (0.3)%	(67,032)
NET ASSETS - 100%	$ 21,184,316
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,610,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 1,731
Barclays Capital, Inc.	3,173
Lehman Brothers, Inc.	4,706
$ 9,610
$17,454,841,000 due 4/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 1,627,933
Barclays Capital, Inc.	1,376,565
Deutsche Bank Securities, Inc.	1,424,682
Dresdner Kleinwort Securities LLC	2,442,311
Fortis Securities LLC	1,831,734
HSBC Securities (USA), Inc.	203,526
ING Financial Markets LLC	1,221,156
Lehman Brothers, Inc.	4,070,519
Merrill Lynch Government Securities, Inc.	3,256,415
$ 17,454,841

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $18,373,451) - See accompanying schedule: Unaffiliated issuers (cost $21,251,348)		$ 21,251,348
Receivable for fund shares sold		12,239
Interest receivable		18,042
Prepaid expenses		44
Receivable from investment adviser for expense reductions		94
Total assets		21,281,767

Liabilities
Payable for investments purchased	$ 62,929
Payable for fund shares redeemed	5,200
Distributions payable	23,082
Accrued management fee	2,950
Distribution fees payable	1,196
Other affiliated payables	1,407
Other payables and accrued expenses	687
Total liabilities		97,451

Net Assets		$ 21,184,316
Net Assets consist of:
Paid in capital		$ 21,183,244
Accumulated undistributed net realized gain (loss) on investments		1,072
Net Assets		$ 21,184,316

Class I: Net Asset Value, offering price and redemption price per share ($15,037,106 ÷ 15,035,090 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($304,699 ÷ 304,537 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($5,329,156 ÷ 5,329,804 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($117 ÷ 117 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($513,238 ÷ 513,232 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest		$ 726,709

Expenses
Management fee	$ 31,225
Transfer agent fees	6,697
Distribution fees	12,596
Accounting fees and expenses	1,145
Custodian fees and expenses	9
Independent trustees' compensation	67
Registration fees	895
Audit	77
Legal	37
Miscellaneous	202
Total expenses before reductions	52,950
Expense reductions	(3,977)	48,973
Net investment income		677,736
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,692
Net increase in net assets resulting from operations		$ 679,428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 677,736	$ 449,976
Net realized gain (loss)	1,692	(1)
Net increase in net assets resulting from operations	679,428	449,975
Distributions to shareholders from net investment income	(677,751)	(449,972)
Share transactions - net increase (decrease)	11,377,546	1,607,579
Total increase (decrease) in net assets	11,379,223	1,607,582

Net Assets
Beginning of period	9,805,093	8,197,511
End of period (including undistributed net investment income of $0 and undistributed net investment income of $56, respectively)	$ 21,184,316	$ 9,805,093

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.041	.050	.035	.015	.009
Distributions from net investment income	(.041)	(.050)	(.035)	(.015)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.20%	5.11%	3.55%	1.50%	.91%
Ratios to Average Net Assets B
Expenses before reductions	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	3.71%	5.01%	3.51%	1.48%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 15,037	$ 5,491	$ 4,297	$ 5,348	$ 4,567

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.040	.048	.033	.013	.008
Distributions from net investment income	(.040)	(.048)	(.033)	(.013)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.04%	4.96%	3.39%	1.35%	.76%
Ratios to Average Net AssetsB
Expenses before reductions	.37%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	3.90%	4.86%	3.36%	1.33%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 305	$ 355	$ 331	$ 180	$ 231

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.039	.047	.032	.012	.007
Distributions from net investment income	(.039)	(.047)	(.032)	(.012)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.94%	4.85%	3.29%	1.25%	.66%
Ratios to Average Net AssetsB
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.74%	4.76%	3.26%	1.23%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 5,329	$ 3,663	$ 3,299	$ 3,439	$ 4,132

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Year ended March 31,	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.007
Distributions from net investment income	(.007)
Net asset value, end of period	$ 1.00
Total Return B, C	.68%
Ratios to Average Net Assets E
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.041	.049	.034	.014	.009
Distributions from net investment income	(.041)	(.049)	(.034)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.15%	5.06%	3.49%	1.45%	.86%
Ratios to Average Net Assets B
Expenses before reductions	.27%	.28%	.28%	.29%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	3.95%	4.96%	3.46%	1.43%	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 513	$ 296	$ 270	$ 82	$ 101

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	75.0	58.6	95.3
31 - 90	17.6	22.1	1.3
91 - 180	1.1	11.9	0.0
181 - 397	6.3	7.4	3.4
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Government Portfolio	35 Days	55 Days	31 Days
All Taxable Money Market Funds Average*	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Federal Agency Issues 35.4%	Federal Agency Issues 31.1%
U.S. Treasury Obligations 0.3%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 65.0%	Repurchase Agreements 69.3%
Net Other Assets** (0.7)%	Net Other Assets** (0.4)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet

Annual Report

Government Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

Federal Agencies - 35.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 9.8%
4/1/08 to 1/23/09	2.33 to 5.04% (c)	$ 2,151,166	$ 2,147,819
Federal Home Loan Bank - 21.1%
4/2/08 to 4/8/09	2.16 to 4.70 (b)(c)	4,632,485	4,631,770
Freddie Mac - 4.5%
4/14/08 to 1/9/09	2.54 to 5.04 (c)	999,055	995,453
TOTAL FEDERAL AGENCIES			7,775,042
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills - 0.3%
10/2/08	1.51	60,965	60,503
Repurchase Agreements - 65.0%
	Maturity Amount (000s)
In a joint trading account at:
2.75% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 81,701	81,695
2.88% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	12,698,280	12,697,264
With:
CS First Boston Corp. At 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by U.S. Government Obligations valued at $110,888,858, 5% - 6%, 8/15/23 - 10/15/33)	108,535	103,000
Deutsche Bank Securities, Inc. At:
5.25%, dated 4/13/07 due 4/11/08 (Collateralized by U.S. Government Obligations valued at $50,414,904, 5%, 3/1/38)	49,495	47,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by U.S. Government Obligations valued at $106,467,600, 5%, 3/1/38)	105,460	100,000

	Maturity Amount (000s)	Value (000s)
Lehman Brothers, Inc. At 2.75%, dated 3/12/08 due 4/14/08 (Collateralized by U.S. Government Obligations valued at $355,479,179, 4.5% - 8%, 7/1/21 - 3/1/38)	$ 348,877	$ 348,000
UBS Warburg LLC At:
2.75%, dated:
2/22/08 due 6/23/08 (Collateralized by U.S. Government Obligations valued at $207,664,509, 5.5% - 7.5%, 5/1/16 - 1/1/38)	204,892	203,000
2/26/08 due 6/25/08 (Collateralized by U.S. Government Obligations valued at $210,666,115, 4.5% - 16%, 4/1/08 - 2/1/38)	207,888	206,000
4.7%, dated 10/18/07 due 4/15/08 (Collateralized by U.S. Government Obligations valued at $286,198,321, 3.32% - 4.47%, 10/15/31 - 2/15/34)	278,392	272,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $177,757,424, 4.59% - 9.25%, 6/25/13 - 4/25/38)	176,114	168,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $53,788,626, 3.47% - 6%, 7/15/33 - 8/25/37)	52,705	50,000
TOTAL REPURCHASE AGREEMENTS		14,275,959
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $22,111,504)	22,111,504
NET OTHER ASSETS - (0.7)%	(157,653)
NET ASSETS - 100%	$ 21,953,851
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$81,695,000 due 4/01/08 at 2.75%
Banc of America Securities LLC	$ 19,487
Bank of America, NA	7,285
Barclays Capital, Inc.	54,923
$ 81,695
$12,697,264,000 due 4/01/08 at 2.88%
BNP Paribas Securities Corp.	$ 3,532,837
Bank of America, NA	2,119,703
Barclays Capital, Inc.	565,254
Deutsche Bank Securities, Inc.	650,287
Dresdner Kleinwort Securities LLC	176,642
ING Financial Markets LLC	1,059,851
J.P. Morgan Securities, Inc.	2,119,703
Societe Generale, New York Branch	706,568
UBS Securities LLC	1,766,419
$ 12,697,264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $14,275,959) - See accompanying schedule: Unaffiliated issuers (cost $22,111,504)		$ 22,111,504
Receivable for fund shares sold		3,163
Interest receivable		56,714
Prepaid expenses		24
Receivable from investment adviser for expense reductions		379
Other receivables		114
Total assets		22,171,898

Liabilities
Payable for investments purchased Regular delivery	$ 60,503
Delayed delivery	125,000
Payable for fund shares redeemed	3,058
Distributions payable	24,493
Accrued management fee	2,556
Distribution fees payable	511
Other affiliated payables	1,220
Other payables and accrued expenses	706
Total liabilities		218,047

Net Assets		$ 21,953,851
Net Assets consist of:
Paid in capital		$ 21,952,624
Distributions in excess of net investment income		(44)
Accumulated undistributed net realized gain (loss) on investments		1,271
Net Assets		$ 21,953,851

Class I: Net Asset Value, offering price and redemption price per share ($18,583,042 ÷ 18,581,569 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,341,513 ÷ 1,341,232 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,763,041 ÷ 1,762,744 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($266,255 ÷ 266,299 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest		$ 575,372

Expenses
Management fee	$ 21,399
Transfer agent fees	4,719
Distribution fees	3,946
Accounting fees and expenses	900
Custodian fees and expenses	38
Independent trustees' compensation	44
Appreciation in deferred trustee compensation account	1
Registration fees	651
Audit	63
Legal	27
Miscellaneous	151
Total expenses before reductions	31,939
Expense reductions	(3,000)	28,939
Net investment income		546,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,973
Net increase in net assets resulting from operations		$ 548,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 546,433	$ 352,549
Net realized gain (loss)	1,973	(147)
Net increase in net assets resulting from operations	548,406	352,402
Distributions to shareholders from net investment income	(546,425)	(352,542)
Share transactions - net increase (decrease)	14,845,521	160,796
Total increase (decrease) in net assets	14,847,502	160,656

Net Assets
Beginning of period	7,106,349	6,945,693
End of period (including distributions in excess of net investment income of $44 and distributions in excess of net investment income of $52, respectively)	$ 21,953,851	$ 7,106,349

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.046	.050	.036	.016	.010
Distributions from net investment income	(.046)	(.050)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.74%	5.15%	3.62%	1.58%	.97%
Ratios to Average Net AssetsB
Expenses before reductions	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	4.39%	5.04%	3.55%	1.53%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 18,583	$ 5,711	$ 5,257	$ 5,590	$ 6,024

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.045	.049	.034	.014	.008
Distributions from net investment income	(.045)	(.049)	(.034)	(.014)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.59%	5.00%	3.47%	1.43%	.82%
Ratios to Average Net AssetsB
Expenses before reductions	.38%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.32%	4.89%	3.40%	1.38%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,342	$ 536	$ 933	$ 499	$ 859

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.044	.048	.033	.013	.007
Distributions from net investment income	(.044)	(.048)	(.033)	(.013)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.48%	4.89%	3.36%	1.32%	.72%
Ratios to Average Net AssetsB
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.27%	4.79%	3.30%	1.28%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,763	$ 814	$ 727	$ 572	$ 1,109

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.046	.050	.035	.015	.009
Distributions from net investment income	(.046)	(.050)	(.035)	(.015)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.69%	5.10%	3.57%	1.53%	.92%
Ratios to Average Net AssetsB
Expenses before reductions	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	4.30%	4.99%	3.50%	1.48%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 266	$ 45	$ 29	$ 49	$ 39

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	54.9	53.6	63.6
31 - 90	35.4	29.4	21.0
91 - 180	8.6	11.3	5.9
181 - 397	1.1	5.7	9.5
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Prime Money Market Portfolio	40 Days	49 Days	51 Days
All Taxable Money Market Funds Average*	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Corporate Bonds 0.2%	Corporate Bonds 2.2%
Commercial Paper 19.8%	Commercial Paper 20.1%
Bank CDs, BAs, TDs, and Notes 64.4%	Bank CDs, BAs, TDs, and Notes 56.4%
Government Securities 2.2%	Government Securities 0.0%
Repurchase Agreements 15.3%	Repurchase Agreements 21.3%
Net Other Assets** (1.9)%	Net Other Assets ** 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 29.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 11.9%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52%	$ 21,000	$ 21,000
Banco Santander SA
4/7/08 to 7/15/08	3.50 to 5.16	270,000	270,054
Bank of Scotland PLC
6/19/08	2.58	160,000	160,000
Credit Agricole SA
4/1/08 to 5/2/08	3.10 to 4.75	427,000	427,000
Credit Industriel et Commercial
4/14/08 to 6/30/08	2.65 to 5.20	432,000	432,000
ING Bank NV
5/19/08 to 6/17/08	2.80 to 3.08	590,000	590,000
Intesa Sanpaolo SpA
7/9/08	3.50	9,000	9,024
National Australia Bank Ltd.
6/16/08	2.57	21,000	21,017
Royal Bank of Scotland PLC
7/9/08	3.50	22,000	22,047
Societe Generale
4/17/08 to 7/7/08	3.95 to 4.60	110,000	110,000
UniCredit SpA
6/16/08 to 8/19/08	2.86 to 3.00	282,000	282,000
			2,344,142
New York Branch, Yankee Dollar, Foreign Banks - 17.4%
Abbey National Treasury Services plc
5/19/08	3.27 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
6/18/08	2.50	17,000	17,007
Bank of Scotland PLC
4/3/08 to 9/8/08	2.58 to 4.92 (c)	808,000	807,998
Barclays Bank PLC
6/25/08 to 9/10/08	2.60 to 2.88	201,000	201,000
BNP Paribas SA
4/25/08 to 10/2/08	2.65 to 3.15	337,000	337,000
Canadian Imperial Bank of Commerce
4/23/08 to 7/1/08	2.60 to 2.90 (c)	256,000	256,000
Credit Suisse First Boston
4/28/08	3.33 (c)	150,000	150,000
Credit Suisse Group
6/5/08	5.40	80,000	80,000
Deutsche Bank AG
4/4/08 to 6/3/08	3.17 to 4.75 (c)	515,000	515,000
Intesa Sanpaolo SpA
6/19/08	2.55	60,000	60,000
Natexis Banques Populaires NY
4/25/08	3.27	174,000	174,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
5/12/08	4.96%	$ 67,000	$ 67,000
Societe Generale
4/24/08 to 6/9/08	2.90 to 3.30	427,000	427,000
Svenska Handelsbanken AB
6/3/08	4.89	60,000	60,001
Toronto-Dominion Bank
5/30/08	4.88	100,000	100,000
UBS AG
6/9/08	4.92	52,000	52,000
UniCredit SpA
4/7/08 to 10/1/08	2.75 to 4.67	113,000	113,002
			3,443,008
TOTAL CERTIFICATES OF DEPOSIT			5,787,150
Commercial Paper - 19.8%

Asscher Finance Corp.
4/15/08	5.19 (b)	28,000	27,945
Citigroup Funding, Inc.
4/24/08 to 6/9/08	3.07 to 4.46	288,000	286,729
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/08 to 5/9/08	3.25 to 4.04	260,000	259,368
DnB NOR Bank ASA
4/7/08	4.53	28,450	28,429
Edison Asset Securitization LLC
9/4/08	2.79	36,000	35,571
Emerald Notes (BA Credit Card Trust)
4/3/08 to 6/12/08	3.12 to 4.59	184,000	183,597
Falcon Asset Securitization Corp.
4/24/08	3.53	4,000	3,991
General Electric Capital Corp.
9/2/08	2.73	87,000	85,999
Govco, Inc.
4/22/08 to 5/30/08	2.66 to 3.48	417,000	415,365
Intesa Funding LLC
4/22/08	3.42	25,000	24,951
JPMorgan Chase & Co.
8/4/08	2.92	67,000	66,331
Kitty Hawk Funding Corp.
4/11/08 to 4/17/08	2.68 to 3.16	149,063	148,887
Lloyds TSB Bank PLC
6/3/08	2.60	49,000	48,778
Mont Blanc Capital Corp.
4/23/08	3.38	11,000	10,977
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Morgan Stanley
6/13/08	5.29%	$ 36,000	$ 35,628
Natexis Banques Populaires US Finance Co. LLC
5/22/08	3.07	50,000	49,784
Nationwide Building Society
5/12/08 to 5/19/08	2.95 to 3.10	126,000	125,531
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	9,000	8,986
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/19/08	3.12 to 3.22	224,000	223,107
Royal Bank of Scotland PLC
6/5/08	2.60	38,000	37,823
Santander Finance, Inc.
6/9/08 to 9/24/08	2.49 to 4.92	182,000	180,043
Sheffield Receivables Corp.
4/1/08 to 5/13/08	2.68 to 3.31	548,000	547,056
Societe Generale North America, Inc.
4/15/08 to 5/5/08	3.31 to 3.95	337,000	336,283
Thames Asset Global Securities No. 1, Inc.
4/7/08 to 6/25/08	2.71 to 4.66	582,007	581,052
UniCredito Italiano Bank (Ireland) PLC
4/18/08	4.63	42,000	41,909
Variable Funding Capital Co. LLC
4/14/08 to 4/24/08	3.14 to 3.18	117,000	116,853
TOTAL COMMERCIAL PAPER			3,910,973
Federal Agencies - 1.1%

Freddie Mac - 1.1%
4/18/08 to 4/21/08	2.54 to 2.75 (c)	218,000	217,988
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills - 1.1%
6/26/08 to 10/2/08	1.20 to 1.51	221,340	220,232
Master Notes - 3.0%

Asset Funding Co. III LLC
4/7/08 to 4/14/08	3.15 to 4.58 (c)(d)	255,000	255,000
Bear Stearns International Ltd.
4/1/08	3.37 (c)	69,000	69,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (d)	210,000	210,000
Lehman Brothers Holdings, Inc.
4/1/08 to 4/11/08	3.11 to 3.15 (c)(d)	50,000	50,000
TOTAL MASTER NOTES			584,000
Medium-Term Notes - 31.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
4/1/08 to 5/20/08	3.17 to 4.90% (b)(c)	$ 129,000	$ 129,000
5/15/08	3.06 (c)	71,000	71,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	31,000	31,000
ASIF Global Financing XXX
4/23/08	2.63 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
4/23/08 to 6/2/08	2.62 to 3.35 (b)(c)	173,000	173,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	46,000	46,000
Banesto SA
4/18/08	3.94 (b)(c)	70,000	70,000
Bank of America NA
4/25/08 to 7/3/08	3.10 to 3.33 (c)	318,075	318,072
Banque Federative du Credit Mutuel
4/14/08	2.90 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
4/15/08 to 5/19/08	3.11 to 4.30 (c)	135,000	135,000
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	34,000	33,996
BNP Paribas SA
4/2/08 to 5/13/08	3.06 to 4.03 (c)	154,000	153,986
4/28/08	2.61 (b)(c)	67,400	67,400
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	29,000	28,991
BP Capital Markets plc
6/11/08	3.04 (c)	69,000	69,000
Caja Madrid SA
4/21/08	4.04 (c)	37,000	37,000
Calyon
4/30/08	2.66 (c)	101,000	100,965
CC USA, Inc.
4/9/08	4.48 (b)(c)	25,000	24,997
Citigroup Funding, Inc.
5/13/08 to 5/14/08	3.07 (c)	200,000	200,000
Commonwealth Bank of Australia
4/3/08 to 4/24/08	2.62 to 4.71 (b)(c)	192,000	192,000
Credit Agricole SA
6/23/08	2.57 to 2.83 (b)(c)	338,000	338,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	70,000	70,000
Cullinan Finance Ltd./Corp.
4/25/08 to 5/27/08	5.35 to 5.40 (b)	115,000	115,000
Danske Bank A/S
4/21/08	2.51 (b)(c)	100,000	99,997
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
DnB NOR Bank ASA
4/25/08	2.60% (b)(c)	$ 205,000	$ 205,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	19,000	18,998
General Electric Capital Corp.
4/7/08 to 6/12/08	2.62 to 3.24 (c)	554,250	554,146
Genworth Life Insurance Co.
4/1/08	3.19 (c)(d)	15,000	15,000
Hartford Life Global Funding Trust
4/15/08	2.88 (c)	35,000	35,000
HSBC Finance Corp.
4/24/08	2.60 (c)	37,000	37,000
HSH Nordbank AG
4/23/08	2.66 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
4/24/08	5.14 (c)(d)	18,000	18,000
Intesa Bank Ireland PLC
4/25/08	2.61 (b)(c)	170,000	170,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	56,000	55,998
Merrill Lynch & Co., Inc.
4/4/08	3.19 (c)	26,000	26,006
Metropolitan Life Global Funding I
4/7/08 to 4/28/08	2.79 to 3.13 (b)(c)	39,087	39,087
Monumental Global Funding 2007
5/29/08	3.24 (b)(c)	35,000	35,000
Morgan Stanley
4/1/08 to 4/28/08	2.29 to 3.36 (c)	135,000	134,997
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	101,000	101,000
New York Life Insurance Co.
5/30/08 to 6/30/08	2.86 to 3.15 (c)(d)	150,000	150,000
Pacific Life Global Funding
4/4/08 to 4/14/08	2.96 to 3.18 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	41,000	41,000
RACERS
4/22/08	2.75 (b)(c)	65,000	65,000
Royal Bank of Canada
4/30/08	2.65 (c)	26,000	25,991
4/7/08	3.05 (b)(c)	100,000	100,000
Royal Bank of Scotland PLC
4/11/08 to 4/21/08	2.61 to 4.45 (b)(c)	93,000	93,000
Security Life of Denver Insurance Co.
4/28/08	2.93 (c)(d)	14,000	14,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sigma Finance, Inc.
6/30/08	2.64% (b)(c)	$ 130,000	$ 129,997
6/6/08 to 8/1/08	2.64 (b)	177,000	177,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	153,000	152,993
Societe Generale
4/2/08	3.12 (b)(c)	76,000	76,000
Svenska Handelsbanken AB
4/7/08	4.21 (b)(c)	149,000	149,000
Transamerica Occidental Life Insurance Co.
4/30/08	2.95 (c)(d)	20,000	20,000
UniCredito Italiano Bank (Ireland) PLC
4/11/08 to 4/15/08	2.84 to 4.43 (b)(c)	218,000	217,951
Wachovia Bank NA
4/25/08 to 4/28/08	2.64 to 3.40 (c)	125,000	124,998
Wells Fargo & Co.
4/15/08	2.90 (b)(c)	90,000	90,000
WestLB AG
4/10/08 to 6/30/08	2.75 to 3.13 (b)(c)	92,000	92,000
Westpac Banking Corp.
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	268,000	267,954
6/11/08	3.00 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			6,180,020
Short-Term Notes - 0.6%

Hartford Life Insurance Co.
6/3/08	3.23 (c)(d)	25,000	25,000
Jackson National Life Insurance Co.
4/2/08	4.81 (c)(d)	10,000	10,000
Metropolitan Life Insurance Co.
4/2/08	4.85 (c)(d)	30,000	30,000
Monumental Life Insurance Co.
4/1/08	3.26 to 3.29 (c)(d)	20,000	20,000
Transamerica Occidental Life Insurance Co.
5/1/08	3.41 (c)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			120,000
Asset-Backed Securities - 0.2%

Master Funding Trust I
4/25/08 to 6/25/08	2.58 (b)(c)	44,000	44,000
Municipal Securities - 0.2%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 2.93%, VRDN
4/7/08	2.93 (c)	50,000	50,000
Repurchase Agreements - 15.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.75% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 51,222	$ 51,218
2.88% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	500,761	500,721
With:
Banc of America Securities LLC At:
3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $408,035,701, 4.88% - 8.13%, 5/15/08 - 11/30/37)	400,035	400,000
3.25%, dated 3/31/08 due 4/1/08 (Collateralized by Equity Securities valued at $106,059,605)	101,009	101,000
Deutsche Bank Securities, Inc. At 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $592,673,399, 3.75% - 14.12%, 5/15/08 - 10/15/27)	581,052	581,000
Goldman Sachs & Co. At:
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Corporate Obligations valued at $140,699,183, 10% - 10.75%, 4/28/08 - 11/1/16)	136,062	134,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Mortgage Loan Obligations valued at $89,314,075, 2.7% - 6%, 8/25/36 - 8/25/37)	85,686	85,000
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Corporate Obligations valued at $92,999,586, 1% - 3.5%, 2/1/12 - 1/15/31)	88,755	88,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Commercial Paper valued at $88,502,390, 4/11/08 - 6/2/08)	86,907	86,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $165,777,609, 0.25% - 3.88%, 12/1/09 - 12/15/37)	157,903	156,000

	Maturity Amount (000s)	Value (000s)
Lehman Brothers, Inc. At:
3.22%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $714,320,569, 1.63% - 12.25%, 7/15/08 - 10/1/46)	$ 684,061	$ 684,000
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Corporate Obligations valued at $87,195,067, 7.06%, 12/20/37)	85,709	85,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Corporate Obligations valued at $42,271,763, 7.06%, 12/20/37)	41,482	41,000
Merrill Lynch, Pierce, Fenner & Smith At 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $34,653,893, 5.63% - 5.7%, 5/15/13 - 6/1/15)	33,003	33,000
TOTAL REPURCHASE AGREEMENTS		3,025,939
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $20,140,302)	20,140,302
NET OTHER ASSETS - (1.9)%	(379,924)
NET ASSETS - 100%	$ 19,760,378
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,895,813,000 or 19.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $852,000,000 or 4.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 3.15%, 4/7/08	11/7/06	$ 70,000
3.16%, 4/7/08	8/29/06	$ 78,000
4.58%, 4/14/08	10/10/07	$ 107,000
Genworth Life Insurance Co. 3.19%, 4/1/08	7/31/07	$ 15,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 126,000
3.23%, 6/16/08	2/14/08	$ 84,000
Hartford Life Insurance Co. 3.23%, 6/3/08	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.14%, 4/24/08	6/23/05	$ 18,000
Jackson National Life Insurance Co. 4.81%, 4/2/08	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 3.11%, 4/11/08	1/10/07	$ 36,000
3.15%, 4/1/08	12/11/06	$ 14,000
Metropolitan Life Insurance Co. 4.85%, 4/2/08	3/26/02	$ 30,000
Monumental Life Insurance Co.: 3.26%, 4/1/08	9/17/98	$ 10,000
3.29%, 4/1/08	3/12/99	$ 10,000
New York Life Insurance Co.: 2.86%, 6/30/08	3/28/08	$ 95,000
3.15%, 5/30/08	11/9/07	$ 55,000
Security Life of Denver Insurance Co. 2.93%, 4/28/08	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co.: 2.95%, 4/30/08	3/27/08	$ 20,000
3.41%, 5/1/08	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,218,000 due 4/01/08 at 2.75%
Banc of America Securities LLC	$ 12,217
Bank of America, NA	4,567
Barclays Capital, Inc.	34,434
$ 51,218
$500,721,000 due 4/01/08 at 2.88%
BNP Paribas Securities Corp.	$ 139,319
Bank of America, NA	83,591
Barclays Capital, Inc.	22,291
Deutsche Bank Securities, Inc.	25,644
Dresdner Kleinwort Securities LLC	6,966
ING Financial Markets LLC	41,796
J.P. Morgan Securities, Inc.	83,591
Societe Generale, New York Branch	27,864
UBS Securities LLC	69,659
$ 500,721

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $3,025,939) - See accompanying schedule: Unaffiliated issuers (cost $20,140,302)		$ 20,140,302
Cash		3,802
Receivable for investments sold		95,007
Receivable for fund shares sold		3,314
Interest receivable		82,715
Prepaid expenses		37
Receivable from investment adviser for expense reductions		516
Total assets		20,325,693

Liabilities
Payable for investments purchased	$ 522,162
Payable for fund shares redeemed	14,190
Distributions payable	24,218
Accrued management fee	2,429
Distribution fees payable	766
Other affiliated payables	1,000
Other payables and accrued expenses	550
Total liabilities		565,315

Net Assets		$ 19,760,378
Net Assets consist of:
Paid in capital		$ 19,759,866
Accumulated undistributed net realized gain (loss) on investments		512
Net Assets		$ 19,760,378

Class I: Net Asset Value, offering price and redemption price per share ($7,809,793 ÷ 7,808,965 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,362,525 ÷ 1,362,337 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,911,352 ÷ 2,911,743 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($1,045 ÷ 1,045 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($501,440 ÷ 501,414 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,174,223 ÷ 7,173,856 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest (including $29 from affiliated interfund lending)		$ 824,715

Expenses
Management fee	$ 29,282
Transfer agent fees	5,180
Distribution fees	8,859
Accounting fees and expenses	1,092
Custodian fees and expenses	168
Independent trustees' compensation	62
Registration fees	561
Audit	80
Legal	46
Miscellaneous	213
Total expenses before reductions	45,543
Expense reductions	(4,424)	41,119
Net investment income		783,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,024
Net increase in net assets resulting from operations		$ 785,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 783,596	$ 702,817
Net realized gain (loss)	2,024	(181)
Net increase in net assets resulting from operations	785,620	702,636
Distributions to shareholders from net investment income	(783,595)	(702,810)
Share transactions - net increase (decrease)	6,097,920	455,667
Total increase (decrease) in net assets	6,099,945	455,493

Net Assets
Beginning of period	13,660,433	13,204,940
End of period (including undistributed net investment income of $0 and undistributed net investment income of $36, respectively)	$ 19,760,378	$ 13,660,433

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.051	.036	.016	.010
Distributions from net investment income	(.049)	(.051)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.96%	5.22%	3.67%	1.62%	1.00%
Ratios to Average Net Assets B
Expenses before reductions	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	4.84%	5.09%	3.70%	1.68%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 7,810	$ 9,075	$ 8,819	$ 8,158	$ 6,153

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.047	.049	.035	.015	.008
Distributions from net investment income	(.047)	(.049)	(.035)	(.015)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.81%	5.06%	3.52%	1.47%	.85%
Ratios to Average Net AssetsB
Expenses before reductions	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.72%	4.94%	3.55%	1.53%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 1,363	$ 1,152	$ 1,706	$ 661	$ 176

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.046	.048	.034	.014	.007
Distributions from net investment income	(.046)	(.048)	(.034)	(.014)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.70%	4.96%	3.41%	1.36%	.74%
Ratios to Average Net AssetsB
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.60%	4.84%	3.45%	1.43%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 2,911	$ 3,053	$ 2,549	$ 1,123	$ 898

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Year ended March 31,	2008D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.011
Distributions from net investment income	(.011)
Net asset value, end of period	$ 1.00
Total ReturnB, C	1.10%
Ratios to Average Net AssetsE
Expenses before reductions	.73%A
Expenses net of fee waivers, if any	.70%A
Expenses net of all reductions	.70%A
Net investment income	3.54%A
Supplemental Data
Net assets, end of period (in millions)	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.050	.036	.016	.009
Distributions from net investment income	(.048)	(.050)	(.036)	(.016)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.91%	5.17%	3.62%	1.57%	.95%
Ratios to Average Net AssetsB
Expenses before reductions	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	4.76%	5.04%	3.65%	1.63%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 501	$ 381	$ 132	$ 106	$ 114

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2008D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.013
Distributions from net investment income	(.013)
Net asset value, end of period	$ 1.00
Total ReturnB, C	1.27%
Ratios to Average Net AssetsE
Expenses before reductions	.19%A
Expenses net of fee waivers, if any	.14%A
Expenses net of all reductions	.14%A
Net investment income	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	53.9	44.0	60.1
31 - 90	35.7	34.3	22.3
91 - 180	8.4	13.5	7.5
181 - 397	2.0	8.2	10.1
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Money Market Portfolio	41 Days	61 Days	56 Days
All Taxable Money Market Funds Average*	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Corporate Bonds 0.4%	Corporate Bonds 1.5%
Commercial Paper 19.0%	Commercial Paper 22.2%
Bank CDs, BAs, TDs, and Notes 63.1%	Bank CDs, BAs, TDs, and Notes 60.1%
Government Securities 2.1%	Government Securities 0.0%
Repurchase Agreements 17.6%	Repurchase Agreements 15.3%
Net Other Assets** (2.2)%	Net Other Assets 0.9%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Money Market Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 29.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 11.7%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52%	$ 51,000	$ 51,000
Banco Santander SA
4/7/08 to 7/15/08	3.50 to 5.16	619,000	619,113
Bank of Scotland PLC
6/19/08	2.58	373,000	373,000
Credit Agricole SA
4/1/08 to 5/2/08	3.10 to 4.75	977,000	977,000
Credit Industriel et Commercial
4/14/08 to 6/30/08	2.65 to 5.20	1,111,000	1,111,000
ING Bank NV
5/19/08 to 6/17/08	2.80 to 3.08	1,422,000	1,422,000
Intesa Sanpaolo SpA
7/9/08	3.50	18,000	18,047
National Australia Bank Ltd.
6/16/08	2.57	51,000	51,041
Royal Bank of Scotland PLC
7/9/08	3.50	46,000	46,099
Societe Generale
4/17/08 to 7/7/08	3.95 to 4.60	255,000	255,000
UniCredit SpA
6/16/08 to 8/19/08	2.86 to 3.00	663,000	663,000
			5,586,300
New York Branch, Yankee Dollar, Foreign Banks - 17.8%
Abbey National Treasury Services plc
5/19/08	3.27 (c)	56,000	56,000
Banco Bilbao Vizcaya Argentaria SA
6/18/08	2.50	40,000	40,017
Bank of Scotland PLC
4/3/08 to 9/8/08	2.58 to 4.92 (c)	1,676,000	1,676,002
Barclays Bank PLC
6/4/08 to 9/10/08	2.60 to 3.00	960,000	960,000
BNP Paribas SA
4/25/08 to 10/2/08	2.65 to 3.15	728,000	728,000
Canadian Imperial Bank of Commerce
4/23/08 to 7/1/08	2.60 to 2.90 (c)	420,000	420,000
Credit Suisse First Boston
4/28/08	3.33 (c)	300,000	300,000
Credit Suisse Group
6/5/08	5.40	368,000	368,000
Deutsche Bank AG
4/4/08 to 6/3/08	3.17 to 5.31 (c)	1,417,000	1,417,000
Intesa Sanpaolo SpA
6/19/08 to 6/20/08	2.54 to 2.55	283,000	283,000
Natexis Banques Populaires NY
4/25/08	3.27	380,000	380,000
Royal Bank of Scotland PLC
5/12/08	4.96	162,000	162,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale
4/24/08 to 6/9/08	2.90 to 3.30%	$ 986,000	$ 986,000
Svenska Handelsbanken AB
5/30/08 to 6/3/08	4.89	348,000	348,001
UBS AG
6/9/08	4.92	130,000	130,000
UniCredit SpA
4/7/08 to 10/1/08	2.75 to 4.67	248,000	248,004
			8,502,024
TOTAL CERTIFICATES OF DEPOSIT			14,088,324
Commercial Paper - 19.0%

Bryant Park Funding LLC
5/21/08	3.23	25,205	25,093
CBA Finance, Inc.
6/20/08	2.60	105,000	104,398
Citigroup Funding, Inc.
4/24/08 to 6/11/08	3.07 to 4.46	676,000	672,953
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/08 to 5/9/08	3.25 to 4.04	595,000	593,570
Edison Asset Securitization LLC
9/4/08	2.79	82,000	81,023
Emerald Notes (BA Credit Card Trust)
4/3/08 to 6/12/08	3.12 to 4.59	503,250	501,875
Falcon Asset Securitization Corp.
4/24/08	3.53	10,000	9,978
General Electric Capital Corp.
9/2/08	2.73	99,000	97,861
Govco, Inc.
4/22/08 to 6/9/08	2.66 to 3.48	319,555	318,357
Intesa Funding LLC
4/22/08	3.42	54,000	53,893
JPMorgan Chase & Co.
8/4/08	2.92	162,000	160,383
Kitty Hawk Funding Corp.
4/4/08 to 5/22/08	2.58 to 3.21	933,392	931,416
Morgan Stanley
6/13/08	5.29	83,000	82,143
National Australia Funding, Inc.
6/20/08	2.60	100,000	99,427
Nationwide Building Society
5/12/08 to 5/19/08	2.95 to 3.10	302,000	300,883
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	21,000	20,968
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/23/08	3.12 to 3.22	541,000	538,739
Commercial Paper - 19.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
6/5/08	2.60%	$ 3,000	$ 2,986
Santander Finance, Inc.
9/24/08	2.49	260,000	256,873
Sheffield Receivables Corp.
4/1/08 to 5/13/08	2.61 to 3.34	1,645,500	1,643,199
Societe Generale North America, Inc.
4/15/08 to 5/5/08	3.31 to 3.95	642,000	640,610
Thames Asset Global Securities No. 1, Inc.
4/7/08 to 6/25/08	2.71 to 4.66	1,505,488	1,503,086
UniCredito Italiano Bank (Ireland) PLC
4/18/08	4.63	92,000	91,801
Variable Funding Capital Co. LLC
4/14/08 to 5/9/08	2.61 to 3.18	332,000	331,361
TOTAL COMMERCIAL PAPER			9,062,876
Federal Agencies - 1.1%

Freddie Mac - 1.1%
4/18/08 to 4/21/08	2.54 to 2.75 (c)	530,000	529,971
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
6/26/08 to 10/2/08	1.20 to 1.51	486,480	484,056
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
4/15/08	2.83 (c)	15,000	15,000
Master Notes - 2.8%

Asset Funding Co. III LLC
4/7/08 to 4/14/08	3.15 to 4.58 (c)(d)	574,000	574,000
Bear Stearns International Ltd.
4/1/08	3.37 (c)	157,000	157,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (d)	468,000	468,000
Lehman Brothers Holdings, Inc.
4/1/08 to 4/11/08	3.11 to 3.15 (c)(d)	109,000	109,000
TOTAL MASTER NOTES			1,308,000
Medium-Term Notes - 30.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
4/1/08 to 5/20/08	3.17 to 4.90% (b)(c)	$ 324,000	$ 324,000
5/15/08	3.06 (c)	164,000	164,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	81,000	81,000
American Honda Finance Corp.
5/5/08 to 6/18/08	2.89 to 3.23 (b)(c)	170,000	170,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	446,000	446,000
Australia & New Zealand Banking Group Ltd.
4/23/08 to 6/2/08	2.62 to 3.35 (b)(c)	373,000	373,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	111,000	111,000
Banco Santander Totta SA
4/16/08	2.83 (b)(c)	190,000	190,000
Banesto SA
4/18/08	3.94 (b)(c)	162,000	162,000
Bank of America NA
4/25/08 to 7/3/08	3.10 to 3.33 (c)	812,000	811,992
Banque Federative du Credit Mutuel
4/14/08	2.90 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
4/15/08 to 5/19/08	3.11 to 4.30 (c)	270,000	270,000
BellSouth Corp.
4/26/08	3.30 (b)	5,025	5,027
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	85,000	84,991
BMW U.S. Capital LLC
4/15/08	2.84 (c)	7,000	7,000
BNP Paribas SA
4/2/08 to 5/13/08	3.06 to 4.03 (c)	325,000	324,966
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	73,000	72,976
BP Capital Markets plc
6/11/08	3.04 (c)	171,000	171,000
Caja de Ahorros y Pensiones de Barcelona
4/23/08	3.85 (b)(c)	260,000	260,000
Caja Madrid SA
4/21/08	4.04 (c)	78,000	78,000
Calyon
4/30/08	2.66 (c)	253,000	252,912
CC USA, Inc.
4/9/08	4.48 (b)(c)	62,000	61,993
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
5/13/08 to 5/14/08	3.07% (c)	$ 519,000	$ 519,000
Commonwealth Bank of Australia
4/3/08 to 4/24/08	2.62 to 4.71 (b)(c)	401,000	401,000
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	97,000	97,000
Credit Agricole SA
6/23/08	2.57 to 2.83 (b)(c)	718,000	718,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	160,000	160,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	190,000	190,000
Danske Bank A/S
4/21/08	2.51 (b)(c)	250,000	249,991
DnB NOR Bank ASA
4/25/08	2.60 (b)(c)	279,000	279,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	47,000	46,995
General Electric Capital Corp.
4/7/08 to 6/12/08	2.62 to 3.14 (c)	530,100	530,087
Genworth Life Insurance Co.
4/1/08 to 6/30/08	2.95 to 3.19 (c)(d)	135,000	135,000
Goldman Sachs Group, Inc.
4/25/08	3.33 (b)(c)	150,000	150,000
HBOS Treasury Services PLC
6/24/08	2.67 (b)(c)	150,000	150,000
HSBC Finance Corp.
4/7/08 to 4/24/08	2.60 to 3.10 (c)	301,000	301,000
HSBC USA, Inc.
4/15/08	2.83 (c)	100,000	100,000
HSH Nordbank AG
4/21/08 to 4/23/08	2.61 to 2.66 (b)(c)	216,000	216,000
ING USA Annuity & Life Insurance Co.
4/24/08	5.14 (c)(d)	30,000	30,000
Intesa Bank Ireland PLC
4/25/08	2.61 (b)(c)	260,000	260,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	135,000	134,996
Merrill Lynch & Co., Inc.
4/4/08 to 4/28/08	2.68 to 3.19 (c)	199,000	199,008
MetLife Insurance Co. of Connecticut
6/30/08	2.95 (c)(d)	30,000	30,000
Metropolitan Life Global Funding I
4/7/08 to 4/28/08	2.79 to 3.13 (b)(c)	65,994	65,994

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monumental Global Funding 2007
5/29/08	3.24% (b)(c)	$ 82,000	$ 82,000
Morgan Stanley
4/1/08 to 4/28/08	2.29 to 3.19 (c)	229,000	229,001
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	231,000	231,000
National Rural Utils. Coop. Finance Corp.
4/4/08	3.12 (c)	12,000	12,000
Nationwide Building Society
6/30/08	2.75 (c)	20,000	20,003
New York Life Insurance Co.
5/30/08 to 6/30/08	2.86 to 3.15 (c)(d)	345,000	345,000
Pacific Life Global Funding
4/4/08 to 4/14/08	2.96 to 3.18 (b)(c)	35,000	35,000
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	91,000	91,000
RACERS
4/22/08	2.75 (b)(c)	170,000	170,000
Royal Bank of Canada
4/10/08 to 4/30/08	2.65 to 3.12 (c)	86,000	85,977
Royal Bank of Scotland PLC
4/11/08 to 4/21/08	2.61 to 4.45 (b)(c)	121,000	120,999
Security Life of Denver Insurance Co.
4/28/08	2.93 (c)(d)	20,000	20,000
Sigma Finance, Inc.
6/30/08	2.64 (b)(c)	320,000	319,992
8/1/08	2.64 (b)	163,000	163,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	404,000	403,985
Svenska Handelsbanken AB
4/7/08 to 4/14/08	2.86 to 4.21 (b)(c)	524,000	524,000
Transamerica Occidental Life Insurance Co.
4/30/08	2.95 (c)(d)	91,000	91,000
UniCredito Italiano Bank (Ireland) PLC
4/11/08 to 4/15/08	2.84 to 4.43 (b)(c)	542,000	541,832
Verizon Communications, Inc.
6/16/08	2.88 (c)	195,000	195,000
Wachovia Bank NA
4/3/08 to 4/25/08	3.40 to 4.67 (c)	303,000	302,967
WestLB AG
4/10/08 to 6/30/08	2.75 to 3.13 (b)(c)	117,000	117,000
Westpac Banking Corp.
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	645,000	644,898
6/11/08	3.00 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			14,313,582
Short-Term Notes - 0.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
6/3/08	3.23% (c)(d)	$ 65,000	$ 65,000
Jackson National Life Insurance Co.
4/2/08	4.81 (c)(d)	47,000	47,000
Metropolitan Life Insurance Co.
4/2/08	4.85 (c)(d)	65,000	65,000
Monumental Life Insurance Co.
4/1/08	3.26 to 3.29 (c)(d)	91,000	91,000
Transamerica Occidental Life Insurance Co.
5/1/08	3.41 (c)(d)	95,000	95,000
TOTAL SHORT-TERM NOTES			363,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
4/25/08 to 6/25/08	2.58 to 2.80 (b)(c)	192,000	192,000
Repurchase Agreements - 17.6%
	Maturity Amount (000s)
In a joint trading account at 2.75% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 518,947	518,907
With:
Banc of America Securities LLC At:
3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $158,113,857, 5.8% - 6%, 11/15/16 - 3/15/18)	155,014	155,000
3.2%, dated 3/31/08 due 4/1/08:
(Collateralized by Corporate Obligations valued at $1,211,807,707, 0% - 13.5%, 4/1/08 - 11/1/66)	1,154,103	1,154,000
(Collateralized by Mortgage Loan Obligations valued at $157,500,000, 2.89% - 9.11%, 11/17/13 - 6/25/50)	150,013	150,000
3.25%, dated 3/31/08 due 4/1/08 (Collateralized by Municipal Bond Obligations valued at $108,129,761, 0% - 4.3%, 1/1/28 - 8/1/57)	106,010	106,000
Citigroup Global Markets, Inc. At 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Mortgage Loan Obligations valued at $409,535,832, 2.95% - 6.5%, 4/15/12 - 9/25/37)	390,034	390,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse First Boston, Inc. At:
3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $476,342,787, 3.6% - 8%, 10/1/08 - 9/1/67)	$ 467,042	$ 467,000
3.22%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations valued at $1,275,827,646, 0% - 23.19%, 11/15/13 - 3/1/38)	1,250,112	1,250,000
Deutsche Bank Securities, Inc. At 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $344,791,382, 6.5% - 12%, 8/15/09 - 7/1/32)	338,030	338,000
Goldman Sachs & Co. At:
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Mortgage Loan Obligations valued at $311,500,967, 0% - 7.85%, 4/11/08 - 12/20/49)	302,585	298,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Mortgage Loan Obligations valued at $201,564,533, 3.1% - 6.5%, 5/25/36 - 8/25/37)	192,543	191,000
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Corporate Obligations valued at $196,565,858, 0% - 4.75%, 6/15/08 - 12/15/41)	187,595	186,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Corporate Obligations valued at:
$167,379,691, 9.75% - 14%, 4/1/11 - 11/1/16)	159,665	158,000
$33,899,832, 1.88% - 3.75%, 4/23/17 - 2/15/30)	32,337	32,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $359,181,892, 0% - 6.5%, 6/15/08 - 3/15/37)	342,124	338,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. At:
3.22%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $365,164,768, 3.5% - 10.5%, 5/15/08 - 2/15/37)	$ 358,032	$ 358,000
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Corporate Obligations valued at $187,725,074, 7.28%, 12/20/37)	184,527	183,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Corporate Obligations valued at $94,848,498, 7.28%, 12/20/37)	93,082	92,000
Merrill Lynch, Pierce, Fenner & Smith At 3.2%, dated 3/31/08 due 4/1/08:
(Collateralized by Corporate Obligations valued at $248,852,803, 3.75% - 12.5%, 9/23/08 - 2/17/37)	237,021	237,000
(Collateralized by Equity Securities valued at $1,896,303,543)	1,806,161	1,806,000
TOTAL REPURCHASE AGREEMENTS		8,407,907
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $48,764,716)	48,764,716
NET OTHER ASSETS - (2.2)%	(1,032,832)
NET ASSETS - 100%	$ 47,731,884
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,995,693,000 or 18.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,165,000,000 or 4.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 3.15%, 4/7/08	11/7/06	$ 157,000
3.16%, 4/7/08	8/29/06	$ 151,000
4.58%, 4/14/08	10/10/07	$ 266,000
Genworth Life Insurance Co.: 2.95%, 6/30/08	3/25/08	$ 95,000
3.19%, 4/1/08	3/30/07	$ 40,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 281,000
3.23%, 6/16/08	2/14/08	$ 187,000
Hartford Life Insurance Co. 3.23%, 6/3/08	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.14%, 4/24/08	6/23/05	$ 30,000
Jackson National Life Insurance Co. 4.81%, 4/2/08	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc.: 3.11%, 4/11/08	1/10/07	$ 79,000
3.15%, 4/1/08	12/11/06	$ 30,000
MetLife Insurance Co. of Connecticut 2.95%, 6/30/08	3/25/08	$ 30,000
Metropolitan Life Insurance Co. 4.85%, 4/2/08	3/26/02	$ 65,000
Monumental Life Insurance Co. 3.26% - 3.29%, 4/1/08	7/31/98 - 3/12/99	$ 91,000
New York Life Insurance Co.: 2.86%, 6/30/08	3/28/08	$ 215,000
3.15%, 5/30/08	11/9/07	$ 130,000
Security Life of Denver Insurance Co. 2.93%, 4/28/08	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co.: 2.95%, 4/30/08	3/27/08	$ 91,000
3.41%, 5/1/08	4/28/00	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$518,907,000 due 4/01/08 at 2.75%
Banc of America Securities LLC	$ 123,778
Bank of America, NA	46,274
Barclays Capital, Inc.	348,855
$ 518,907

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $8,407,907) - See accompanying schedule: Unaffiliated issuers (cost $48,764,716)		$ 48,764,716
Cash		7,993
Receivable for investments sold		245,014
Receivable for fund shares sold		396,903
Interest receivable		201,013
Prepaid expenses		90
Receivable from investment adviser for expense reductions		1,578
Other receivables		384
Total assets		49,617,691

Liabilities
Payable for investments purchased	$ 1,768,942
Payable for fund shares redeemed	73,814
Distributions payable	32,607
Accrued management fee	5,656
Distribution fees payable	1,109
Other affiliated payables	2,316
Other payables and accrued expenses	1,363
Total liabilities		1,885,807

Net Assets		$ 47,731,884
Net Assets consist of:
Paid in capital		$ 47,732,005
Distributions in excess of net investment income		(190)
Accumulated undistributed net realized gain (loss) on investments		69
Net Assets		$ 47,731,884

Class I: Net Asset Value, offering price and redemption price per share ($28,573,376 ÷ 28,571,227 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($698,510 ÷ 698,522 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($5,255,636 ÷ 5,258,268 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,626,047 ÷ 1,625,989 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,578,315 ÷ 11,577,187 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest (including $78 from affiliated interfund lending)		$ 1,970,386

Expenses
Management fee	$ 69,719
Transfer agent fees	12,072
Distribution fees	7,854
Accounting fees and expenses	1,709
Custodian fees and expenses	366
Independent trustees' compensation	145
Appreciation in deferred trustee compensation account	1
Registration fees	1,321
Audit	144
Legal	107
Miscellaneous	432
Total expenses before reductions	93,870
Expense reductions	(17,102)	76,768
Net investment income		1,893,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,752
Net increase in net assets resulting from operations		$ 1,897,370

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,893,618	$ 1,366,577
Net realized gain (loss)	3,752	354
Net increase in net assets resulting from operations	1,897,370	1,366,931
Distributions to shareholders from net investment income	(1,893,733)	(1,366,526)
Share transactions - net increase (decrease)	15,950,654	11,395,876
Total increase (decrease) in net assets	15,954,291	11,396,281

Net Assets
Beginning of period	31,777,593	20,381,312
End of period (including distributions in excess of net investment income of $190 and distributions in excess of net investment income of $75, respectively)	$ 47,731,884	$ 31,777,593

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.051	.036	.016	.010
Distributions from net investment income	(.049)	(.051)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.01%	5.24%	3.69%	1.58%	1.03%
Ratios to Average Net AssetsB
Expenses before reductions	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	4.91%	5.14%	3.71%	1.50%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 28,573	$ 28,969	$ 18,848	$ 11,389	$ 18,841

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.047	.050	.035	.014	.009
Distributions from net investment income	(.047)	(.050)	(.035)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.85%	5.08%	3.53%	1.43%	.88%
Ratios to Average Net AssetsB
Expenses before reductions	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	4.70%	4.99%	3.56%	1.35%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 699	$ 637	$ 319	$ 168	$ 260

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.046	.049	.034	.013	.008
Distributions from net investment income	(.046)	(.049)	(.034)	(.013)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.74%	4.98%	3.43%	1.33%	.78%
Ratios to Average Net AssetsB
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	4.49%	4.89%	3.46%	1.25%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,256	$ 1,701	$ 1,074	$ 926	$ 456

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.051	.036	.015	.010
Distributions from net investment income	(.048)	(.051)	(.036)	(.015)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.96%	5.19%	3.64%	1.53%	.98%
Ratios to Average Net AssetsB
Expenses before reductions	.27%	.28%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.23%
Net investment income	4.60%	5.08%	3.66%	1.45%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 1,626	$ 470	$ 141	$ 16	$ 162

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Year ended March 31,	2008D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.013
Distributions from net investment income	(.013)
Net asset value, end of period	$ 1.00
Total ReturnB, C	1.29%
Ratios to Average Net AssetsE
Expenses before reductions	.19%A
Expenses net of fee waivers, if any	.14%A
Expenses net of all reductions	.14%A
Net investment income	4.03%A
Supplemental Data
Net assets, end of period (in millions)	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	78.1	86.9	94.1
31 - 90	6.4	1.5	2.0
91 - 180	12.4	2.7	3.0
181 - 397	3.1	8.9	0.9
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Tax-Exempt Portfolio	32 Days	38 Days	15 Days
All Tax-Free Money Market Funds Average*	26 Days	29 Days	22 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Variable Rate Demand Notes (VRDNs) 73.0%	Variable Rate Demand Notes (VRDNs) 82.0%
Commercial Paper (including CP Mode) 7.1%	Commercial Paper (including CP Mode) 3.9%
Tender Notes and Bonds 1.3%	Tender Notes and Bonds 2.3%
Municipal Notes 12.1%	Municipal Notes 8.5%
Municipal Bonds 2.3%	Municipal Bonds 0.8%
Fidelity Tax-Free Cash Central Fund 1.9%	Fidelity Tax-Free Cash Central Fund 1.8%
Net Other Assets 2.3%	Net Other Assets 0.7%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Alabama Gen. Oblig. Participating VRDN Series PZ 270, 2.23% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 6,280	$ 6,280
Auburn Univ. Gen. Fee Rev. Participating VRDN Series Putters 2379, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,310	4,310
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	9,600	9,600
Daphne Spl. Care Facilities Fing. Auth. Rev. Bonds Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	11,400	11,296
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 2%, LOC Wachovia Bank NA, VRDN (c)	3,600	3,600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 879, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,195	20,195
Huntsville Health Care Auth. Series 2005 A, 1.88%, LOC Regions Bank of Alabama, VRDN (c)	19,315	19,315
Huntsville Health Care Auth. Rev. Participating VRDN Series LB 07 FC12, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	41,750	41,750
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 2.28%, LOC Regions Bank of Alabama, VRDN (c)	5,500	5,500
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.3%, VRDN (c)	9,550	9,550
		131,396
Alaska - 1.0%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)(g)	4,935	4,935
Series 2003 A2, 1.88% (FSA Insured), VRDN (c)	6,260	6,260
Alaska Student Ln. Corp. Rev. Bonds Series 2005 A, 5% 1/1/09 (FSA Insured)	3,750	3,845
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	25,600	25,713
Anchorage Wastewtr. Rev.:
Participating VRDN Series DB 128, 2.29% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,865	6,865
Participating VRDN Series Solar 07 97, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	24,780	24,780

	Principal Amount (000s)	Value (000s)
North Slope Borough Gen. Oblig. Bonds Series 1997 A, 0% 6/30/08 (MBIA Insured)	$ 10,935	$ 10,848
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 1.25%, VRDN (c)	18,100	18,100
(Exxon Pipeline Co. Proj.):
Series 1985, 0.86% (Exxon Mobil Corp. Guaranteed), VRDN (c)	3,625	3,625
Series 1993 B, 0.9%, VRDN (c)	3,000	3,000
Series 1993 C, 0.9%, VRDN (c)	2,000	2,000
		109,971
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 2.65% (MBIA Insured), VRDN (c)	28,860	28,860
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 2.2% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,380	2,380
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,695	3,695
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	3,980	3,980
Mesa Util. Sys. Rev. Participating VRDN:
Series ROC II R 11032, 2.29% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series ROC II R 11033, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,330	7,330
Series ROC II R 11034, 2.29% (Liquidity Facility Citibank NA) (c)(f)	6,665	6,665
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series ROC II R 11118, 2.29% (Liquidity Facility Citibank NA) (c)(f)	1,225	1,225
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 2.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,315	12,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series MS 1122, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	11,810	11,810
Series ROC II R 11190, 2.29% (Liquidity Facility Citibank NA) (c)(f)	2,285	2,285
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	95	95
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 07 0012, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 13,850	$ 13,850
Series MS 06 1430, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	7,850	7,850
Series MS 06 1840, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	9,205	9,205
Series MS 06 1841, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	6,690	6,690
Series PT 1512, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,625	1,625
Series B:
1.65% 6/6/08, CP	29,000	29,000
2.2% 6/4/08, CP	22,300	22,300
2.25% 5/5/08, CP	5,600	5,600
2.25% 6/5/08, CP	18,100	18,100
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11258, 2.26% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Tempe Gen. Oblig. Participating VRDN Series PZ 251, 2.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,983	9,983
		226,743
Arkansas - 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 4% (MBIA Insured), VRDN (c)	1,950	1,950
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,310	11,310
		13,260
California - 2.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 G3, 2.45% (AMBAC Insured), VRDN (c)	20,900	20,900
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series LB 08 P24W, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,845	11,845
California Gen. Oblig. RAN 4% 6/30/08	216,200	216,529

	Principal Amount (000s)	Value (000s)
Orange County Trans. Auth. Toll Road Rev. (91 Express Lanes Proj.):
Series 2003 B1, 3.8% (AMBAC Insured), VRDN (c)	$ 17,500	$ 17,500
Series 2003 B2, 3.8% (AMBAC Insured), VRDN (c)	19,600	19,600
		286,374
Colorado - 3.3%
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,655	4,655
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,600	5,600
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	27,200	27,252
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 1.15%, LOC Bank of America NA, VRDN (c)	23,400	23,400
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.15%, LOC JPMorgan Chase Bank, VRDN (c)	12,160	12,160
(Catholic Health Initiatives Proj.) Series B2, 2.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,575	9,575
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	14,910	14,910
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0038, 2.26% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,080	18,080
Series EGL 07 0039, 2.26% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	16,785	16,785
Series EGL 07 0040, 2.26% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	27,905	27,905
Series MS 01 679, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	6,890	6,890
Colorado Springs Utils. Rev. Series 2000 A, 2.15%, VRDN (c)	25,525	25,525
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	13,955	13,955
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. Participating VRDN Series PT 3179, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,455	12,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN:
Series MS 00 425, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	$ 8,995	$ 8,995
Series MS 08 2365, 2.31% (Liquidity Facility Morgan Stanley) (c)(f)	14,700	14,700
Series MS 1167, 2.31% (Liquidity Facility Morgan Stanley) (c)(f)	15,105	15,105
Denver City & County Ctfs. of Prtn. (Wellington E. Webb Muni. Office Bldg. Proj.) Series 2003 C2, 2.6% (AMBAC Insured), VRDN (c)	33,370	33,370
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 2.36% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 2.23% (Liquidity Facility Wells Fargo & Co.) (c)(f)	15,600	15,600
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,500	28,500
		370,657
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series U1, 1.5%, VRDN (c)	6,000	6,000
Series X2, 1.75%, VRDN (c)	9,375	9,375
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.) Series 2003 1, 4% (AMBAC Insured), VRDN (c)	20,000	20,000
Series 2003 2, 4% (AMBAC Insured), VRDN (c)	18,800	18,800
		54,175
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 2.14%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,000	6,000
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series DB 463, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,490	8,490
Series ROC II R 99 10, 2.29% (Liquidity Facility Citibank NA) (c)(f)	3,965	3,965
Series B, 2.2% (FSA Insured), VRDN (c)	22,410	22,410
District of Columbia Rev.:
(DC Preparatory Academy Proj.) 2.26%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,500	5,500

	Principal Amount (000s)	Value (000s)
(Defenders of Wildlife Proj.) 2.12%, LOC Bank of America NA, VRDN (c)	$ 4,900	$ 4,900
(Friends Legal Svcs. Corp. Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	11,565	11,565
(The AARP Foundation Proj.) Series 2004, 2.1%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Washington Drama Society, Inc. Proj.) Series 2008, 2.2%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series EGL 07 91 2.26% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (c)(f)	8,050	8,050
Series PA 612, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,320	5,320
Washington Convention Ctr. Auth. Dedicated Tax Rev. Bonds Series 1998, 4.75% 10/1/28 (Pre-Refunded to 10/1/08 @ 100) (e)	10,000	10,135
		104,335
Florida - 6.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series LB 07 FC9, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	44,710	44,710
Broward County Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1305, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	6,665	6,665
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	20,605	20,605
Charlotte County Util. Sys. Rev. Series 2003 A, 2.23% (FSA Insured), VRDN (c)	3,570	3,570
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	5,340	5,340
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	17,325	17,325
Duval County School Board Ctfs. of Prtn. Participating VRDN Series DB 471, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	16,235	16,235
Florida Board of Ed. Participating VRDN:
Series Putters 137, 2.21% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	15,970	15,970
Series ROC II R 10078, 2.24% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series ROC II R 12079, 2.24% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 49,985	$ 49,985
Series ROC II R 10123, 2.79% (Liquidity Facility Citibank NA) (c)(f)	5,815	5,815
Florida Board of Ed. Pub. Ed. Participating VRDN Series BA 07 1032, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	15,000	15,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EC 1150, 2.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,055	6,055
Series EGL 01 905, 2.23% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	5,630	5,630
Series EGL 07 0049, 2.23% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	29,585	29,585
Series MS 06 2118, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	15,150	15,150
Series Putters 2567, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 6037, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,235	6,235
Series ROC II R 817, 2.27% (Liquidity Facility Citibank NA) (c)(f)	7,915	7,915
Florida Dept. of Envir. Protection Rev. (Everglades Restoration Proj.) Series B, 1.95%, VRDN (c)	12,000	12,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,015	15,015
Florida Gen. Oblig. Participating VRDN:
Series LB 08 K33W, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	13,780	13,780
Series PZ 130, 2.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,070	7,070
Series ROC II R 1001, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,485	7,485
Series ROC II R 4070, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,735	12,735
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	39,900	39,900
Gainesville Utils. Sys. Rev. Series B, 2% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,335	7,335
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R 4055, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,440	5,440

	Principal Amount (000s)	Value (000s)
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) 1.25%, LOC SunTrust Banks, Inc., VRDN (c)	$ 8,195	$ 8,195
Jacksonville Trans. Rev. Participating VRDN Series DB 496, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	14,565	14,565
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 106 Class A, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Miami-Dade County School District TAN 4% 10/3/08	34,200	34,304
Miami-Dade County Wtr. & Swr. Rev. 2.21% (FSA Insured), VRDN (c)	10,000	10,000
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	4,540	4,540
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 2.15% (FSA Insured), VRDN (c)	26,355	26,355
Series 2003 C3, 2.21% (FSA Insured), VRDN (c)	5,600	5,600
Subseries 2005 A1, 5.25% (AMBAC Insured), VRDN (c)	35,375	35,375
Palm Beach County Rev. (Benjamin Private School Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	3,005	3,005
Palm Beach County School District:
1.2% 8/14/08, LOC Bank of America NA, CP	30,600	30,462
1.8% 6/5/08, LOC Bank of America NA, CP	3,000	3,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	1,955	1,955
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.):
Series B1, 2% (FSA Insured), VRDN (c)	2,500	2,500
Series B2, 2.21% (FSA Insured), VRDN (c)	7,550	7,550
(Suncoast Hospice Proj.) 2.11%, LOC Wachovia Bank NA, VRDN (c)	5,285	5,285
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 2.06% (FSA Insured), VRDN (c)	11,565	11,565
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.33% (Liquidity Facility Bank of New York, New York) (c)(f)	9,705	9,705
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,305	5,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4537, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 5,640	$ 5,640
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	12,275	12,275
Series BA 07 1030, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	8,540	8,540
St. Johns County School Board Participating VRDN Series PT 3576, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,205	6,205
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 2.24% (Liquidity Facility Citibank NA) (c)(f)	6,820	6,820
Univ. of North Florida Parking Sys. Rev. Series 1998, 1.47%, LOC Wachovia Bank NA, VRDN (c)	5,600	5,600
Univ. of South Florida Foundation, Inc. Ctfs. of Prtn. Series 2003 A, 1.94%, LOC SunTrust Banks, Inc., VRDN (c)	5,410	5,410
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,545	2,545
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	21,140	21,140
		725,041
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev.:
Participating VRDN Series LB 07 FC11, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	7,920	7,920
(Univ. of Georgia Athletic Assoc. Proj.) Series B, 1.15%, LOC Bank of America NA, VRDN (c)	9,300	9,300
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 2.29% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,400	11,400
Series Putters 1690, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,400	10,400
Atlanta Wtr. & Wastewtr. Rev.:
Participating VRDN Series EGL 720050009 Class A, 2.26% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Series 2006-1, 2.9% 9/10/08, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	$ 20,000	$ 20,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 7/1/08 (c)	29,200	29,200
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.1%, LOC Fannie Mae, VRDN (c)	4,625	4,625
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	2,375	2,375
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series MS 06 1906, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	2,052	2,052
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 2.1%, LOC Wachovia Bank NA, VRDN (c)	19,020	19,020
Georgia Gen. Oblig. Series 06 H2, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	14,200	14,200
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 2.12%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (c)	11,585	11,585
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 2.33% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,075	7,075
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 1.25%, LOC SunTrust Banks, Inc., VRDN (c)	2,200	2,200
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2405, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	10,185	10,185
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 1998 B, 5.1% 7/1/17 (Pre-Refunded to 7/1/08 @ 101) (e)	6,510	6,624
Series 2000 A, 1.9%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (c)	5,500	5,500
Muni. Elec. Auth. of Georgia:
Series 1985 B, 2.15%, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,830	9,830
Series 1994 C, 2.25% (FSA Insured), VRDN (c)	6,900	6,900
Series 1994 D, 1.95% (FSA Insured), VRDN (c)	6,650	6,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
Series 1994 E, 1.5% (FSA Insured), VRDN (c)	$ 14,620	$ 14,620
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.):
Series 2005 B1, 1.95%, VRDN (c)	1,500	1,500
Series 2005 B3, 1.95%, VRDN (c)	9,650	9,650
Private Colleges & Univs. Facilities Auth. Rev. (Emory Univ. Proj.) Series 2000 B, 1.95%, VRDN (c)	11,735	11,735
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 1.95%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	435	435
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 2.1%, LOC Fannie Mae, VRDN (c)	1,000	1,000
		258,791
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	11,535	11,535
Series ROC II R 11021 PB, 2.39% (Liquidity Facility Deutsche Postbank AG) (c)(f)	12,155	12,155
Series ROC II R 153, 2.27% (Liquidity Facility Citibank NA) (c)(f)	3,300	3,300
		26,990
Idaho - 0.7%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	60,300	60,410
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 1.2% (FSA Insured), VRDN (c)	21,125	21,125
		81,535
Illinois - 8.8%
Chicago Board of Ed.:
Participating VRDN:
Series LB 08 F73W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,915	11,915
Series Putters 1952, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,580	11,580
Series 2000 C, 2.1% (FSA Insured), VRDN (c)	23,975	23,975

	Principal Amount (000s)	Value (000s)
Series 2000 D, 2.15% (FSA Insured), VRDN (c)	$ 1,300	$ 1,300
Series C2, 1.95% (FSA Insured), VRDN (c)	5,220	5,220
Chicago Gen. Oblig.:
Participating VRDN:
Series Merlots B24, 2.3% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,045	4,045
Series MS 00 426, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	8,795	8,795
Series MS 06 1435, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	5,511	5,511
Series PA 643R, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Series PT 2357, 2.29% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,970	3,970
Series Putters 510, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,215	5,215
Series ROC II R 11017, 4.04% (Liquidity Facility Citibank NA) (c)(f)	10,430	10,430
Series ROC II R 11270, 2.29% (Liquidity Facility Citibank NA) (c)(f)	20,785	20,785
Series ROC II R 12174, 2.28% (Liquidity Facility Bank of New York, New York) (c)(f)	7,150	7,150
Series ROC II R 745PB, 2.27% (Liquidity Facility Deutsche Postbank AG) (c)(f)	15,605	15,605
Series ROC II R 8077, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,260	33,260
Series SGA 99, 2.87% (Liquidity Facility Societe Generale) (c)(f)	35,000	35,000
Series Solar 06 38, 2.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,155	8,155
Series 2005 D, 2.21% (FSA Insured), VRDN (c)	29,500	29,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series PT 3967, 2.2% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	6,440	6,446
Series ROC II R 6077, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series PT 3334, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,350	11,350
Series Putters 2504, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,845	1,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R 12059, 2.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 26,765	$ 26,765
Chicago Park District Participating VRDN Series Putters 1223, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,930	5,930
Chicago Wastewtr. Transmission Rev.:
Participating VRDN Series ROC II R 720 PB, 2.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,165	10,165
Series 2004 A, 2.85% (MBIA Insured), VRDN (c)	20,570	20,570
Chicago Wtr. Rev.:
Participating VRDN:
Series Merlots 00 TT, 2.25% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,200	5,200
Series PT 3534, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Series ROC II R 8065, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,170	9,170
Series A, 3% (MBIA Insured), VRDN (c)	199,555	199,555
Cook County Gen. Oblig. Participating VRDN:
Series PT 2637, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,565	9,565
Series ROC II R 10163, 2.79% (Liquidity Facility Citibank NA) (c)(f)	7,000	7,000
Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)(g)	13,700	13,700
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R 1073, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,545	5,545
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series MS 1077, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series EGL 06 118, Class A, 2.25% (Liquidity Facility Citibank NA) (c)(f)	9,450	9,450
Series ROC II R 6015, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,925	4,925
(Alexian Brothers Health Sys. Proj.) Series 2005 C, 1.88% (FSA Insured), VRDN (c)	3,045	3,045
(Northwestern Univ. Proj.) Series B, 1.95%, VRDN (c)	10,000	10,000

	Principal Amount (000s)	Value (000s)
(Rush Univ. Med. Ctr. Proj.) Series A2, 2.5% (MBIA Insured), VRDN (c)	$ 13,300	$ 13,300
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	38,495	38,495
Series PT 1832, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,145	4,145
Series Putters 636, 2.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,840	1,840
Series 2003 B, 2.13% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	28,500	28,500
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) 1.2% tender 6/12/08, CP mode	40,000	39,933
(Blessing Hosp. Proj.) Series 1999 B, 2.1% (FSA Insured), VRDN (c)	3,790	3,790
(Gottlieb Health Resources, Inc. Proj.) 2%, LOC Harris NA, VRDN (c)	7,400	7,400
(Memorial Health Sys. Proj.) 1.33%, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series DCL 08 020, 2.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	17,580	17,580
Series MACN 06 K, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	5,505	5,505
Series PT 2394, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	14,735	14,735
Series SGB 19, 4.03% (Liquidity Facility Societe Generale) (c)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1929, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,910	3,910
Series ROC II R 12150, 2.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	4,610	4,610
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series MT 366, 2.24% (Liquidity Facility DEPFA BANK PLC) (c)(f)	7,995	7,995
Series ROC II R 606PB, 2.27% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,160	6,160
Series 2008 A2, 2.1% (FSA Insured), VRDN (c)	15,000	15,000
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 2.28%, LOC Comerica Bank, Detroit, VRDN (c)	19,440	19,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.): - continued
Series B, 2.28%, LOC Comerica Bank, Detroit, VRDN (c)	$ 12,145	$ 12,145
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 2.29% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,805	6,805
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series DB 442, 2.29% (Liquidity Facility Deutsche Bank AG) (c)(f)	15,640	15,640
Series DB 453, 2.29% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,880	2,880
Series DB 476, 2.29% (Liquidity Facility Deutsche Bank AG) (c)(f)	20,915	20,915
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.33% (Liquidity Facility Bank of New York, New York) (c)(f)	5,085	5,085
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 53, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	12,995	12,995
Univ. of Illinois Univ. Revs. Participating VRDN Series ROC II R 10124, 2.29% (Liquidity Facility Citibank NA) (c)(f)	5,535	5,535
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN:
Series PT 3482, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,345	9,345
Series Putters 2569, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,200	6,200
Series Putters 2570, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,400	8,400
		977,545
Indiana - 1.6%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,225	6,225
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DBE 549, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,950	2,950
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200

	Principal Amount (000s)	Value (000s)
Indiana Fin. Auth. Rev. Participating VRDN Series PZ 156, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,635	$ 5,635
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series 2005, 1.3%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series A, 1.33%, LOC Comerica Bank, Detroit, VRDN (c)	3,300	3,300
Series B, 1.4%, LOC Nat'l. City Bank Cleveland, VRDN (c)	8,660	8,660
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 2.24% (Liquidity Facility Citibank NA) (c)(f)	9,625	9,625
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 2.25%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2005 A3, 5% 5/1/08	11,400	11,434
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 2.25% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,100	3,100
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series PT 3610, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	18,535	18,535
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.01% (Liquidity Facility Bank of America NA) (c)(f)	4,240	4,240
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	5,350	5,350
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 1.1%, VRDN (c)	15,150	15,150
Purdue Univ. Rev.:
Participating VRDN Series PT 3817, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	25,080	25,080
Series 2004 S, 2.08%, VRDN (c)	2,000	2,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 3.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)	400	400
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN:
Series ROC II R 11031, 2.24% (Liquidity Facility Citibank NA) (c)(f)	17,580	17,580
Series ROC II R 11040, 2.24% (Liquidity Facility Citibank NA) (c)(f)	9,325	9,325
		179,789
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.6%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 4,435	$ 4,435
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.33%, LOC KBC Bank NV, VRDN (c)	3,885	3,885
Iowa Gen. Oblig. TRAN 4% 6/30/08	26,900	26,949
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 1.3%, LOC LaSalle Bank NA, VRDN (c)	8,050	8,050
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	20,800	20,837
		64,156
Kansas - 0.7%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 B1, 1.95% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	6,500	6,500
Series 2002 B3, 1.95% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	43,000	43,000
Series 2002 D, 1.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	6,010	6,010
Series 2004 C4, 2.15% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	11,450	11,450
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,585	11,585
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 2.27% (Liquidity Facility Societe Generale) (c)(f)	2,400	2,400
		80,945
Kentucky - 0.5%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds:
Second Series 2005 A1, 2.2% tender 5/22/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Second Series 2005 A2, 2.2% tender 10/8/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2003 A, 2.05% (FSA Insured), VRDN (c)	11,340	11,340

	Principal Amount (000s)	Value (000s)
Series 2003 B, 2.05% (FSA Insured), VRDN (c)	$ 10,330	$ 10,330
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B3, 2.18% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	13,890	13,890
		60,060
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038 Class A, 2.26% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	34,350	34,350
Series Floaters 08 6C, 2.26% (Liquidity Facility Wells Fargo & Co.) (c)(f)	20,000	20,000
Series ROC II R 12117, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	29,700	29,700
Series ROC II R 659, 4.04% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series ROC II R 7021, 4.04% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,965	10,965
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 2.15% (FSA Insured), VRDN (c)	1,100	1,100
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series LB 08 P13W, 2.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	21,800	21,800
New Orleans Aviation Board Rev. Series 1993 B, 2.85% (MBIA Insured), VRDN (c)	28,000	28,000
		150,915
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,710	2,710
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 529, 2.23% (Liquidity Facility Bank of New York, New York) (c)(f)	7,045	7,045
		9,755
Maryland - 0.6%
Baltimore Gen. Oblig. Bonds 7% 10/15/08 (MBIA Insured)	5,190	5,299
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN:
Series MT 160, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	270	270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN: - continued
Series MT 552, 2.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 24,395	$ 24,395
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN Series MT 479, 2.23% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	3,530	3,530
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev.:
(Avalon Lea Apt. Proj.) 2.1%, LOC Fannie Mae, VRDN (c)	3,900	3,900
(Avolon Ridge Apts. Proj.) Series 1997, 2.1%, LOC Fannie Mae, VRDN (c)	3,315	3,315
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Edenwald Proj.) Series B, 2.1%, LOC Manufacturers & Traders Trust Co., VRDN (c)	8,050	8,050
(Mercy Med. Ctr. Proj.) Series 2007 D, 2.04%, LOC Wachovia Bank NA, VRDN (c)	16,000	16,000
Montgomery County Econ. Dev. Rev. (Georgetown Prepatory School, Inc. Proj.) 2.1%, LOC Bank of America NA, VRDN (c)	4,250	4,250
		69,009
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4299, 2.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,635	3,635
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series ROC II R 11286, 2.24% (Liquidity Facility Citibank NA) (c)(f)	6,780	6,780
(Draper Lab. Issue Proj.) Series 2000, 4% (MBIA Insured), VRDN (c)	27,860	27,860
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 41, 2.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	131,350	131,350
Series MS 06 1798, 2.31% (Liquidity Facility DEPFA BANK PLC) (c)(f)	16,800	16,800
Series 1999 E, 2.03% 6/13/08 (Liquidity Facility Dexia Cr. Local de France), CP	20,000	20,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2003 F, 2.15% (FSA Insured), VRDN (c)	20,550	20,550

	Principal Amount (000s)	Value (000s)
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 2.15% 6/10/08, LOC Bank of Nova Scotia, New York Agcy., CP	$ 20,800	$ 20,800
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, 4.5% (AMBAC Insured), VRDN (c)	61,800	61,800
		309,575
Michigan - 4.4%
Charlotte Pub. School District Participating VRDN Series Putters 860, 2.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Detroit City School District Participating VRDN:
Series BA 01 P, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	6,075	6,075
Series BA 02 H, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	4,620	4,620
Series MS 06 1724, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	10,260	10,260
Series PA 997, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,840	9,840
Series PT 3364, 2.24% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	10,440	10,440
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 06 127, 2.28% (Liquidity Facility Citibank NA) (c)(f)	19,600	19,600
Series PT 3755, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	22,955	22,955
Series Putters 3756, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,325	7,325
Series 2001 C1, 2.25% (FSA Insured), VRDN (c)	3,900	3,900
Detroit Wtr. Supply Sys. Rev. Series B, 2.1% (FSA Insured), VRDN (c)	15,000	15,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 2.12% (Liquidity Facility Societe Generale) (c)(f)	7,450	7,450
Fraser Pub. School District Participating VRDN Series AAB 05 39, 2.24% tender 12/6/08 (Liquidity Facility Bank of America NA) (c)(f)	8,000	8,000
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) 2.05% (FSA Insured), VRDN (c)	16,430	16,430
Kent County Arpt. Rev. Participating VRDN Series Putters 2200, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,840	3,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
L'Anse Creuse Pub. Schools Participating VRDN Series ROC II R 12177, 2.28% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 3,700	$ 3,700
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 2.23% (Liquidity Facility Bank of America NA) (c)(f)	4,845	4,845
Series EGL 06 0142, 2.28% (Liquidity Facility Citibank NA) (c)(f)	13,700	13,700
Michigan Gen. Oblig.:
Participating VRDN:
Series Merlots 07 D90, 2.3% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,505	8,505
Series Putters 125, 2.21% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,040	6,040
Series Putters 2081, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,245	11,245
Series ROC II R 3061, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,325	10,325
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	85,000	85,441
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series Putters 1404, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,195	14,195
Series ROC II R 10012, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,500	18,500
(Henry Ford Health Sys. Proj.) Series 2007, 2.07%, LOC JPMorgan Chase Bank, VRDN (c)	45,000	45,000
Series C, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,900	11,900
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MS 718, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	29,947	29,947
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	26,000	26,079
Michigan State Univ. Revs. Series 2000 A:
2.08% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	6,665	6,665
2.08% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	2,100	2,100
Michigan Trunk Line Participating VRDN:
Series Floaters 01 569, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	8,320	8,320

	Principal Amount (000s)	Value (000s)
Series Putters 2170, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,505	$ 10,505
West Branch Rose City Area School District Participating VRDN Series ROC II R 7511, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,050	6,050
Western Michigan Univ. Rev. Participating VRDN Series LB 08 F74W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	18,475	18,475
		492,272
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,250	3,250
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series SGA 121, 2.12% (Liquidity Facility Societe Generale) (c)(f)	7,410	7,410
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C4, 1.3%, VRDN (c)	10,000	10,000
Minnesota Gen. Oblig.:
Bonds 5% 8/1/08	14,000	14,059
Participating VRDN:
Series EGL 01 2301 Class A, 2.25% (Liquidity Facility Citibank NA) (c)(f)	3,300	3,300
Series MS 01 719, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	42,635	42,635
Series ROC II R 4039, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,610	3,610
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.26%, LOC Fannie Mae, VRDN (c)	21,400	21,400
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 A, 1.7% tender 7/10/08, CP mode	15,000	15,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,195	3,195
Univ. of Minnesota:
Series 1999 A, 2.08% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,690	10,690
Series 2001 C, 2.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	29,265	29,265
		163,814
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G1, 2.4% tender 5/5/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 1,100	$ 1,100
Series 1985 G2, 2.4% tender 5/5/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,800	4,800
Mississippi Bus. Fin. Corp. (SG Resources Mississippi, LLC Proj.) Series 2007, 2.09%, LOC SunTrust Banks, Inc., VRDN (c)	10,000	10,000
Mississippi Gen. Oblig. Participating VRDN:
Series MS 905, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	3,325	3,325
Series ROC II R 10182, 2.24% (Liquidity Facility Citibank NA) (c)(f)	5,200	5,200
		24,425
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1935, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	7,985	7,985
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.95%, VRDN (c)	1,755	1,755
Golden Valley Memorial Hosp. District 2.28%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 4091, 2.39% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,480	18,480
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.07%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 2.25% (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,900	5,900
(Saint Louis Univ. Proj.) Series 1999 B, 1.33% (Liquidity Facility Bank of America NA), VRDN (c)	31,055	31,055

	Principal Amount (000s)	Value (000s)

Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 1.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)

	$ 4,200	$ 4,200
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 1.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,765	3,765
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series GS 08 3, 2.27% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	1,530	1,530
Series MT 496, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	40,000	40,000
Series MT 499, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	16,000	16,000
Saint Louis Arpt. Rev. Participating VRDN Series DCL 08 017, 2.26% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	15,280	15,280
		170,835
Nebraska - 0.6%
Lincoln Elec. Sys. Rev. Series 2005, 2.1% 7/8/08, CP	19,300	19,300
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Participating VRDN Series ROC II R 2051, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,330	4,330
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 10 Class A, 2.25% (Liquidity Facility Citibank NA) (c)(f)	13,065	13,065
Series ROC II R 10085, 2.24% (Liquidity Facility Citibank NA) (c)(f)	10,875	10,875
Omaha Pub. Pwr. District Participating VRDN Series EGL 7053008 Class A, 2.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	15,000	15,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9030, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,390	3,390
		65,960
Nevada - 1.8%
Clark County Arpt. Rev. Series 2008 D2, 2.07%, LOC Landesbank Baden-Wuert, VRDN (c)	18,700	18,700
Clark County Fuel Tax Participating VRDN:
Series EGL 07 0011, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	18,800	18,800
Series MS 1282, 2.71% (Liquidity Facility Morgan Stanley) (c)(f)	13,150	13,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
Participating VRDN:
Series Clipper 07 35, 2.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 24,630	$ 24,630
Series Floaters 2561, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	3,440	3,440
Series Merlots 05 B3, 2.3% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,720	8,720
Series PZ 169, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,575	10,575
Series PZ 170, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,145	7,145
Series PZ 174, 2.34% (Liquidity Facility Wells Fargo & Co.) (c)(f)	27,100	27,100
Series ROC II R 8054, 4.04% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,005	6,005
Series 2001 A2, 1.15% (FSA Insured), VRDN (c)	4,300	4,300
Series 2001 B, 1% (FSA Insured), VRDN (c)	3,835	3,835
Las Vegas Valley Wtr. District:
Participating VRDN Series PT 1675, 2.34% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,770	11,770
Series B, 1.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,500	5,500
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,745	7,745
Series ROC II R 11166, 4.04% (Liquidity Facility Citibank NA) (c)(f)	20,190	20,190
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	11,510	11,510
		203,115
New Jersey - 1.6%
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	138,300	138,578
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Clipper 07 42, 2.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
		178,578

	Principal Amount (000s)	Value (000s)
New Mexico - 0.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,385	$ 5,385
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 1.25%, VRDN (c)	4,300	4,300
Portales Student Hsg. Rev. Series A, 2.24%, LOC Banco Santander SA, VRDN (c)	13,520	13,520
		23,205
New York - 4.5%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 E, 1.9% (FSA Insured), VRDN (c)	13,040	13,040
Series 2003 H, 2.15% (FSA Insured), VRDN (c)	9,730	9,730
Subseries 3B, 0.98%, LOC WestLB AG, VRDN (c)	11,200	11,200
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 1.75%, LOC LaSalle Bank NA, VRDN (c)	19,900	19,900
Nassau County Interim Fin. Auth. Series 2002 A, 1.9% (FSA Insured), VRDN (c)	21,220	21,220
Nassau Health Care Corp. Rev. Series 2004 C3, 2.25% (FSA Insured), VRDN (c)	8,100	8,100
New York City Gen. Oblig.:
Series 2003 C2, 1.92%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	7,230	7,230
Series 2004 A2, 2%, LOC Bank of America NA, VRDN (c)	8,775	8,775
Series I5, 1.05%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	7,300	7,300
Series I6, 1.05%, LOC California Teachers Retirement Sys., VRDN (c)	4,000	4,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,045	7,045
Series EGL 7050083 Class A, 2.27% (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Merlots 00 DDD, 2.25% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,580	18,580
Series ROC II R 11264, 2.23% (Liquidity Facility Citibank NA) (c)(f)	5,595	5,595
Series ROC II R 406, 2.23% (Liquidity Facility Citibank NA) (c)(f)	12,865	12,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 441, 2.23% (Liquidity Facility Citibank NA) (c)(f)	$ 10,300	$ 10,300
Series 2000 C, 1.06% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	21,400	21,400
Series 2003 F2, 1.06% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	27,035	27,035
Series 2006 AA1, 1.05% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,200	4,200
Series 5B, 2.5% 5/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	36,100	36,100
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series EGL 07 0029, 2.25% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,000	9,000
New York City Transitional Fin. Auth. Rev. Series 2003 1D, 1.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,865	6,865
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138, 2.24% (Liquidity Facility Citibank NA) (c)(f)	13,680	13,680
Series EGL 06 47 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	28,300	28,300
(Mental Health Svcs. Facilities Impt. Proj.) Series F2C, 2.02% (FSA Insured), VRDN (c)	8,890	8,890
Series 2003D 2B, 1.9% (FSA Insured), VRDN (c)	16,800	16,800
Series F2B, 1.9% (FSA Insured), VRDN (c)	23,880	23,880
New York Hsg. Fin. Agcy. Rev. (88 Leonard Street Proj.) Series A, 1.8%, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,300	9,300
New York Local Govt. Assistance Corp.:
Series 2003 A4V, 2% (FSA Insured), VRDN (c)	12,200	12,200
Series 2003 A8V, 1.99% (FSA Insured), VRDN (c)	8,975	8,975
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 B, 1.8% (FSA Insured), VRDN (c)	23,400	23,400
New York Metropolitan Trans. Auth. Rev. Subseries 2005 G2, 1.25%, LOC BNP Paribas SA, VRDN (c)	6,000	6,000

	Principal Amount (000s)	Value (000s)
New York Pwr. Auth. Series 1, 2.25% 6/3/08, CP	$ 17,450	$ 17,450
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series ROC II R 10108, 2.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,095	9,095
Series ROC II R 10272, 2.26% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,700	10,700
(MTA Bridges and Tunnels Proj.) Series 2000 AB, 1.92% (FSA Insured), VRDN (c)	6,370	6,370
Series 2005 A, 1.7% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	7,980	7,980
Series 2005 B2, 1.98% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	20,000	20,000
		500,500
Non State Specific - 0.3%
Poll. Cont. Rev. Participating VRDN Series LB 08 F65W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	28,540	28,540
North Carolina - 1.3%
Charlotte Gen. Oblig. Series 2007, 2.1% (Liquidity Facility KBC Bank NV), VRDN (c)	2,100	2,100
Fayetteville Pub. Works Commission 2.05% (FSA Insured), VRDN (c)	4,700	4,700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series BA 08 1076, 2.23% (Liquidity Facility Bank of America NA) (c)(f)	7,500	7,500
Series EGL 07 0016, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	16,000	16,000
Series EGL 7053004 Class A, 2.24% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,105	13,105
Series GS 08 9TP, 2.27% (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,050	6,050
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 2.11%, LOC Wachovia Bank NA, VRDN (c)	7,520	7,520
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
North Carolina Gen. Oblig.:
Series 2002 B, 1.7% (Liquidity Facility Wachovia Bank NA), VRDN (c)	15,915	15,915
Series 2002 D, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	11,100	11,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig.: - continued
Series 2002 F, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 1,000	$ 1,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 2.31% (Liquidity Facility Citigroup, Inc.) (c)(f)	31,200	31,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 10032, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	21,110	21,110
Wake County Gen. Oblig. Series 2007 B, 2.07% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
		148,400
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A1, 2.05%, VRDN (c)	10,180	10,180
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 1.2%, LOC LaSalle Bank NA, VRDN (c)	4,595	4,595
		14,775
Ohio - 0.9%
American Muni. Pwr. Series 2008 A, 2.55% 4/4/08, LOC JPMorgan Chase Bank, CP	13,100	13,100
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 2.24% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	11,985	11,985
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 2.28%, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 2% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	45,515	45,515
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)	5,391	5,391
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 2.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Ohio Gen. Oblig. (Infrastructure Impt. Proj.) Series 2003 D, 1.9%, VRDN (c)	9,210	9,210
		96,001

	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds Series D, 5% 7/1/08 (FSA Insured)	$ 5,755	$ 5,773
Oregon - 0.8%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,300	4,300
Series Solar 06 90, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,595	15,595
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Participating VRDN Series Putters 469, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,565	9,565
Series 2006 B2, 1.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	1,000	1,000
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	17,100	17,135
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 2.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	6,880	6,880
Series 2004 B, 2.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	7,400	7,400
Oregon Homeowner Rev. Participating VRDN:
Series MT 327, 2.33% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	3,645	3,645
Series PT 540, 2.23% (Liquidity Facility Bank of New York, New York) (c)(f)	8,400	8,400
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,070	10,070
		83,990
Pennsylvania - 3.2%
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.05% (FSA Insured), VRDN (c)	4,600	4,600
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 2.32%, LOC KBC Bank NV, VRDN (c)	3,955	3,955
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 1.07%, VRDN (c)	19,800	19,800
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 2.25% (Liquidity Facility Bank of New York, New York) (c)(f)	45,400	45,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 2.3%, LOC Bank of New York, New York, VRDN (c)	$ 4,555	$ 4,555
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2.13%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 2.1%, LOC Fannie Mae, VRDN (c)	3,600	3,600
Pennsylvania Gen. Oblig. Participating VRDN Series MS 2573, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	4,285	4,285
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.41% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	28,155	28,155
Pennsylvania Higher Edl. Facilities Auth. Rev. (Philadelphia Univ. Proj.) Series 2004 B, 2.1%, LOC Wachovia Bank NA, VRDN (c)	3,700	3,700
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series Merlots 07 D68, 2.38% (Liquidity Facility Wachovia Bank NA) (c)(f)	10,635	10,635
Series MS 06 1552, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	16,000	16,000
Series MS 06 1586, 2.21% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,310	8,310
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 2.21% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,415	9,415
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 2.31%, tender 4/7/08 (Liquidity Facility Bank of America NA) (c)(f)	4,000	4,000
Participating VRDN Series Floaters 06 1402, 2.71% (Liquidity Facility Morgan Stanley) (c)(f)	8,000	8,000
Series 2001 U, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	2,000	2,000
Series 2002 A3, 2.05% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	15,350	15,350
Series 2006 B, 3.4% (AMBAC Insured), VRDN (c)	26,770	26,770
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,900	5,900

	Principal Amount (000s)	Value (000s)
Philadelphia Gen. Oblig. TRAN Series A, 4.5% 6/30/08	$ 16,150	$ 16,182
Philadelphia Wtr. & Wastewtr. Rev. 2.05% (FSA Insured), VRDN (c)	53,130	53,130
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.):
Series 1985 A, 4.5% (AMBAC Insured), VRDN (c)	9,800	9,800
Series 1985 B, 4.5% (AMBAC Insured), VRDN (c)	27,400	27,400
Series 1985 M, 4.5% (AMBAC Insured), VRDN (c)	15,800	15,800
Washington County Auth. Rev. 1.78%, VRDN (c)	3,850	3,850
		355,592
Rhode Island - 0.2%
Rhode Island & Providence Plantations Participating VRDN:
Series MS 01 568, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	9,530	9,530
Series MS 720, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	15,765	15,765
		25,295
South Carolina - 1.4%
Beaufort County School District BAN:
1.65% 4/10/09 (b)	21,465	21,470
4% 4/11/08	19,100	19,102
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	8,423	8,423
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R 481X, 2.27% (Liquidity Facility Citibank NA) (c)(f)	15,075	15,075
Series ROC II R 515, 2.27% (Liquidity Facility Citibank NA) (c)(f)	11,155	11,155
Horry County School District Participating VRDN Series ROC II R 754 PB, 2.27% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,640	5,640
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2004 B2, 4% (AMBAC Insured), VRDN (c)	17,940	17,940
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	15,615	15,615
Series ROC II R 10090, 2.29% (Liquidity Facility Citibank NA) (c)(f)	1,770	1,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 10288, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 4,210	$ 4,210
Series ROC II R 6007, 2.39% (Liquidity Facility Citigroup, Inc.) (c)(f)	13,485	13,485
Series ROC II R 8059, 2.39% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,570	10,570
1.6% 7/1/08, CP	5,200	5,200
		149,655
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series LB 07 FC10, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	7,500	7,500
Tennessee - 2.0%
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.) Series 2005, 1.15%, LOC Bank of America NA, VRDN (c)	26,150	26,150
Series 1994, 2.1%, LOC Bank of America NA, VRDN (c)	8,380	8,380
Jackson Energy Auth. Gas Sys. Rev. 2.08% (FSA Insured), VRDN (c)	2,000	2,000
Jackson Energy Auth. Wastewtr. Sys. Rev. 2.1% (FSA Insured), VRDN (c)	5,880	5,880
Jackson Energy Auth. Wtr. Sys. Rev. 2.08% (FSA Insured), VRDN (c)	4,050	4,050
Memphis Elec. Sys. Rev.:
Bonds Series A, 5% 12/1/08 (FSA Insured)	43,050	43,489
Participating VRDN Series Putters 378, 2.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	18,605	18,605
Memphis Gen. Oblig. 2.25% 5/5/08 (Liquidity Facility WestLB AG), CP	16,000	16,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Country Music Hall of Fame Proj.) Series 1999, 2.09%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 2.24% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Belmont Univ. Proj.) 2.08%, LOC SunTrust Banks, Inc., VRDN (c)	$ 3,295	$ 3,295
(Vanderbilt Univ. Proj.) Series 2005 A1, 1.6%, VRDN (c)	21,100	21,100
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 1.45% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	1,900	1,900
Shelby County Gen. Oblig.:
Participating VRDN Series ROC II R 10172, 2.24% (Liquidity Facility Citibank NA) (c)(f)	6,780	6,780
Series 06C, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	22,025	22,025
Series 2008 A, 2.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	17,355	17,355
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN:
Series LB 06 F6, 2.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,700	8,700
Series LB 07 FC4, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,800	3,800
Tennessee Gen. Oblig. Bonds Series A, 5% 10/1/08	3,500	3,527
		225,036
Texas - 18.7%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 2.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,360	10,360
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 2.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,255	10,255
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series ROC II R 10100, 2.29% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Series SGA 131, 2.12% (Liquidity Facility Societe Generale) (c)(f)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series ROC II R 10134, 2.24% (Liquidity Facility Citibank NA) (c)(f)	5,530	5,530
Austin Independent School District 2.55% 4/4/08 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series Merlots 01 A63, 2.3% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 6,415	$ 6,415
Series ROC II R 10173, 2.29% (Liquidity Facility Citibank NA) (c)(f)	4,080	4,080
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B2, 1.95% (MBIA Insured), VRDN (c)	16,425	16,425
Brownsville Util. Sys. Rev. Series A, 2.25% 6/3/08, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 3276, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,235	5,235
Series ROC II R 2204, 2.39% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,465	8,465
Canutillo Independent School District Participating VRDN Series PT 1936, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,765	4,765
Comal Independent School District Participating VRDN Series PT 1676, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	340	340
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,575	9,575
Crowley Independent School District Participating VRDN Series MS 1171, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	5,105	5,105
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 2.31% (Liquidity Facility Bank of America NA) (c)(f)	18,145	18,145
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 2.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	23,335	23,335
Dallas Gen. Oblig. Participating VRDN Series 07 189, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	2,565	2,565
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series BA 07 136, 2.31% (Liquidity Facility Bank of America NA) (c)(f)	16,850	16,850
Series PT 3441, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,755	8,755
Series Putters 1434, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,200	2,200

	Principal Amount (000s)	Value (000s)
Series Solar 06 60, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 19,475	$ 19,475
Denton Independent School District Participating VRDN Series DB 513, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,570	10,570
Denton Util. Sys. Rev. Participating VRDN Series MS 00 428, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	9,835	9,835
Dickinson Independent School District Participating VRDN Series AAB 06 10, 2.23% (Liquidity Facility Bank of America NA) (c)(f)	12,615	12,615
Duncanville Independent School District Participating VRDN Series PT 3209, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,260	4,260
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	11,615	11,615
Series SGA 106, 2.12% (Liquidity Facility Societe Generale) (c)(f)	2,485	2,485
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	8,570	8,570
Fort Worth Independent School District Participating VRDN Series Putters 2584, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,970	14,970
Frisco Independent School District Participating VRDN Series Putters 476, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,210	5,210
Goose Creek Independent School District Participating VRDN Series PZ 219, 2.23% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,285	10,285
Grand Prairie Independent School District Participating VRDN:
Series ROC II R 11161, 2.24% (Liquidity Facility Citibank NA) (c)(f)	3,795	3,795
Series ROC II R 6096, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,530	10,530
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.86% (Exxon Mobil Corp. Guaranteed), VRDN (c)	15,100	15,100
Harlandale Independent School District Participating VRDN Series SGA 100, 2.12% (Liquidity Facility Societe Generale) (c)(f)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 2.24% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series EGL 02 6012 Class A, 2.3% (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Series Putters 545, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,320	9,320
Series Putters 646, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,170	4,170
Series ROC II R 11314, 2.24% (Liquidity Facility Citibank NA) (c)(f)	2,865	2,865
Series ROC II R 12038, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,580	5,580
Series ROC II R 718 PB, 2.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	9,925	9,925
Harris County Health Facilities Dev. Corp. Hosp. Rev.:
Participating VRDN Series LB 05 L15, 2.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	7,445	7,445
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 A, 2.05% (FSA Insured), VRDN (c)	18,500	18,500
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Luke's Episcopal Hosp. Proj.) Series B, 1.3% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	43,210	43,210
(Texas Med. Ctr. Proj.) Series 2001, 2.05% (MBIA Insured), VRDN (c)	7,900	7,900
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.21% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.25% (MBIA Insured), VRDN (c)	19,545	19,545
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 07 0117, 2.27% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	7,000	7,000
Series ROC II R 10283, 2.29% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,560	7,560
Houston Gen. Oblig.:
Participating VRDN Series Putters 1151, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,485	12,485
Series 2003 D, 1.95% 5/21/08 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000

	Principal Amount (000s)	Value (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 3.45% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 9,565	$ 9,565
(Rice Univ. Proj.) Series 2006 B, 1.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,600	5,600
Series 2006 A, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,785	3,785
Houston Independent School District:
Bonds Series A, 0% 2/15/15 (Pre-Refunded to 2/15/09 @ 73.276) (e)	26,000	18,913
Participating VRDN Series PT 3160, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,345	5,345
Houston Util. Sys. Rev.:
Participating VRDN:
Series Austin 07 164, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	327	327
Series DBE 551, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,605	4,605
Series PT 2303, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,615	5,615
Series 2004 A:
1% 6/2/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,500	7,500
1.1% 6/2/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
1.65% 6/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	26,500	26,500
2.25% 7/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	16,300	16,300
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 2.24% (Liquidity Facility Bank of America NA) (c)(f)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 2.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	14,320	14,320
Hutto Independent School District Participating VRDN 2.27% (Liquidity Facility Bank of New York, New York) (c)(f)	9,380	9,380
Judson Independent School District Participating VRDN Series DB 423, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,935	10,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Participating VRDN Series PT 3371, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,225	$ 3,225
Leander Independent School District Participating VRDN:
Series PT 2405, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,190	5,190
Series Putters 507, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,125	7,125
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 2.3% (Liquidity Facility Citibank NA) (c)(f)	5,880	5,880
Series ROC II R 10285, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,620	7,620
Series A, 1.65% 4/1/08 (Liquidity Facility JPMorgan Chase Bank), CP	20,900	20,900
1.65% 4/1/08, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	10,000	10,000
Mansfield Independent School District Participating VRDN Series PA 1174, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,080	10,080
Matagorda County Navigation District #1 Poll. Cont. Rev. Participating VRDN Series LB 08 FC5W, 2.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,340	11,340
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,820	5,820
Mesquite Independent School District Participating VRDN Series PT 2192, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,205	6,205
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.12% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 B, 2% (FSA Insured), VRDN (c)	41,600	41,600
North Central Texas Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,625	10,625
North East Texas Independent School District Participating VRDN:
Series EGL 07 0123, 2.23% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	8,935	8,935

	Principal Amount (000s)	Value (000s)
Series PT 3951, 2.23% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	$ 14,430	$ 14,430
Series Putters 1395, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,020	4,020
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 593 PB, 2.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,435	8,435
Series ROC II R 6074, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,605	14,605
Nueces County Participating VRDN Series PT 2178, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,485	10,485
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.5% tender 4/9/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	15,800	15,800
Odessa Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10146, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,695	7,695
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	11,000	11,000
Plano Independent School District Participating VRDN Series Putters 1428:
2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,060	10,060
2.29% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,185	5,185
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 2.18%, VRDN (c)	4,500	4,500
Richardson Independent School District Participating VRDN Series Putters 1504, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,900	10,900
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series A, 5% 2/1/17 (Pre-Refunded to 2/1/09 @ 101) (e)	12,965	13,480
Participating VRDN Series Putters 2503, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	3,700	3,700
Series A:
1.8% 7/3/08, CP	8,550	8,550
1.8% 8/7/08, CP	9,500	9,500
1.9% 7/3/08, CP	29,000	29,000
2.13% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 146, 2.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,380	15,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Participating VRDN: - continued
Series ROC II R 7519, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 5,080	$ 5,080
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 2.28% (Liquidity Facility Citibank NA) (c)(f)	6,055	6,055
Series EGL 06 5 Class A, 2.3% (Liquidity Facility Citibank NA) (c)(f)	14,500	14,500
Series Merlots 00 VV, 2.25% (Liquidity Facility Wachovia Bank NA) (c)(f)	21,000	21,000
Series MS 1237, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	18,750	18,750
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 2.15%, LOC Bank of America NA, VRDN (c)	12,900	12,900
Socorro Independent School District Participating VRDN Series Putters 1036, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,580	9,580
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 2.08% (Liquidity Facility Bank of New York, New York), VRDN (c)	9,130	9,130
Springfield Pub. Util. Rev. Participating VRDN Series AAB 07 6, 2.23% (Liquidity Facility Bank of America NA) (c)(f)	11,770	11,770
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 2.25% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,865	7,865
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 2.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,750	7,750
Texas A&M Univ. Rev.:
Bonds Series 2005 B, 5% 5/15/08	6,500	6,510
Participating VRDN Series ROC II R 4005, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,910	4,910
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 3.65%, LOC Freddie Mac, VRDN (c)	8,400	8,400
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 0.8% 4/1/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 2.25% (Liquidity Facility Citibank NA) (c)(f)	14,400	14,400
Series EGL 07 139, 2.24% (Liquidity Facility Citibank NA) (c)(f)	8,685	8,685

	Principal Amount (000s)	Value (000s)
Series MS 06 2043, 3.45% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 7,270	$ 7,270
Series MS 1147, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	4,005	4,005
Series PT 3018, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,440	5,440
Series Putters 05 1013A, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,625	3,625
Series Putters 1016, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,285	3,285
Series Putters 2337, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,160	8,160
Series ROC II R 11157, 2.24% (Liquidity Facility Citibank NA) (c)(f)	3,175	3,175
Series ROC II R 4020, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,330	2,330
Series Solar 06 57, 2.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,295	10,295
TRAN 4.5% 8/28/08	473,100	474,615
Texas Pub. Fin. Auth. Series 2002 A, 1.9% 6/5/08 (Liquidity Facility Texas Gen. Oblig.), CP	7,300	7,300
Texas Pub. Fin. Auth. Rev. Series 2003, 0.8% 4/1/08, CP	8,000	8,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,065	8,065
Series PT 3474, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	12,670	12,670
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	19,375	19,416
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Floaters 2296, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	3,500	3,500
Series PT 1173, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,320	17,320
Series ROC II R 12011, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,450	6,450
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 2.12% (Liquidity Facility Societe Generale) (c)(f)	3,000	3,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series MS 98 97, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	14,885	14,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Participating VRDN:
Series Putters 584, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 18,745	$ 18,745
Series ROC II R 1080, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,765	6,765
Series ROC II R 11077, 2.24% (Liquidity Facility Citibank NA) (c)(f)	2,550	2,550
Series 2002 A, 1.25% 6/3/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,786
Series 2008 B1, 2.1%, VRDN (c)	9,500	9,500
Univ. of Texas Permanent Univ. Fund Rev. Bonds Series A, 2.5%, tender 7/2/08 (c)	75,200	75,397
Waco Edl. Fin. Corp. Rev. Participating VRDN Series LB 08 F59W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	29,000	29,000
Wichita Falls Independent School District Participating VRDN Series PT 4080, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,900	17,900
Wylie Independent School District Participating VRDN Series PT 2316, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,405	6,405
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,840	2,840
Series Putters 1051, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
		2,084,564
Utah - 1.8%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,235	5,235
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A:
5% 7/1/08 (FSA Insured)	2,500	2,508
6% 7/1/08 (MBIA Insured)	5,000	5,033
Series 1997 B3, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	32,300	32,300

	Principal Amount (000s)	Value (000s)
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series A, 1.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 8,000	$ 8,000
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,195	6,195
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	48,000	48,000
Utah Board of Regency Rev. Participating VRDN Series PT 4321, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,980	11,980
Utah Transit Auth. Sales Tax Rev.:
Participating VRDN:
Series MS 1197, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	20,000	20,000
Series ROC II R 609PB, 2.27% (Liquidity Facility Deutsche Postbank AG) (c)(f)	4,620	4,620
Series A, 1.4%, LOC Fortis Banque SA, VRDN (c)	3,020	3,020
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 1.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,455	4,455
		196,346
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 2.59% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	15,475	15,475
Virginia - 2.0%
Caroline County Indl. Dev. Auth. Econ. Dev. Rev. Series G, 2.21%, LOC Regions Bank of Alabama, VRDN (c)	16,835	16,835
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2000, 1.87%, VRDN (c)	17,000	17,000
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 2.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,275	6,275
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,845	3,845
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 B, 2%, VRDN (c)	10,205	10,205
Series 2003 D, 1.5%, VRDN (c)	4,025	4,025
(Loudoun Country Day School, Inc. Proj.) 2.09%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) 1.35%, LOC Bank of America NA, VRDN (c)	$ 13,100	$ 13,100
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 11262, 2.27% (Liquidity Facility Citibank NA) (c)(f)	4,880	4,880
Series ROC II R 6094, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,945	1,945
Univ. of Virginia Univ. Revs.:
Participating VRDN Series EGL 06 17 Class A, 2.25% (Liquidity Facility Citibank NA) (c)(f)	12,200	12,200
Series 2003 A:
1.6% 6/25/08, CP	15,000	15,000
1.6% 6/27/08, CP	15,100	15,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	27,805	27,805
Virginia Commonwealth Trans. Board Bonds 5.5% 10/1/08	8,000	8,082
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series MS 01 727, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	3,665	3,665
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 1.18%, LOC Branch Banking & Trust Co., VRDN (c)	7,150	7,150
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Floaters 2216, 2.33% (Liquidity Facility Morgan Stanley) (c)(f)	16,720	16,720
Virginia Pub. School Auth.:
Bonds Series 7, 4% 4/15/08	10,735	10,736
Participating VRDN Series Putters 139, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	16,860	16,860
		217,278
Washington - 4.4%
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,090	5,090
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2004 A, 5.25% 7/1/08	9,345	9,395
Participating VRDN:
Series PA 825, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,245	6,245
Series Putters 1961, 2.29% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,290	10,290

	Principal Amount (000s)	Value (000s)
Series Putters 256, 2.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,545	$ 4,545
Series ROC II R 4524, 2.29% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,945	4,945
Series D-3-1, 2.05% (FSA Insured), VRDN (c)	4,365	4,365
Everett Gen. Oblig. 2.15%, LOC Bank of America NA, VRDN (c)	5,200	5,200
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 2.41% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,765	4,765
King County Gen. Oblig. Participating VRDN Series MS 1242, 2.71% (Liquidity Facility Morgan Stanley) (c)(f)	13,630	13,630
King County Pub. Hosp. District No. 1 Participating VRDN Series DB 614, 2.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,925	3,925
Port of Tacoma Gen. Oblig. Participating VRDN:
Series MS 08 2321, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	8,740	8,740
Series PA 1185, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,970	17,970
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 2.1%, LOC Bank of America NA, VRDN (c)	11,650	11,650
Seattle Muni. Lt. & Pwr. Rev. Bonds 4.5% 12/1/08 (FSA Insured)	8,000	8,179
Seattle Solid Waste Rev. Participating VRDN Series MS 06 2202, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	4,383	4,383
Seattle Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 11144, 2.29% (Liquidity Facility Citibank NA) (c)(f)	11,795	11,795
Series SGA 90, 2.12% (Liquidity Facility Societe Generale) (c)(f)	15,815	15,815
Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)(g)	9,785	9,785
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	8,885	8,885
Snohomish County Pub. Util. District #1 Series A-1, 2.05% (FSA Insured), VRDN (c)	6,350	6,350
Spokane County School District #81 Participating VRDN Series ROC II R 4000, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,525	3,525
Tacoma Elec. Sys. Rev. Bonds Series 2001 B, 5.5% 1/1/09 (FSA Insured)	10,000	10,321
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,750	$ 5,750
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 2.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	38,665	38,665
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 2.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	37,230	37,230
Series GS 06 7T, 2.29% (Liquidity Facility Wells Fargo & Co.) (c)(f)	20,695	20,695
Series MS 00 388, 2.21% (Liquidity Facility Morgan Stanley) (c)(f)	12,145	12,145
Series PA 3863, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,590	7,590
Series PT 2563, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,360	9,360
Series Putters 1399, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,540	2,540
Series Putters 2192, 2.71% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,390	5,390
Series Putters 2465, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	5,800	5,800
Series ROC II R 10034, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	44,815	44,815
Series ROC II R 10093, 2.24% (Liquidity Facility Citibank NA) (c)(f)	12,060	12,060
Series ROC II R 10094, 2.24% (Liquidity Facility Citibank NA) (c)(f)	7,520	7,520
Series ROC II R 11308, 2.26% (Liquidity Facility Citibank NA) (c)(f)	3,360	3,360
Series ROC II R 12002, 2.24% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,590	18,590
Series ROC II R 12023, 2.25% (Liquidity Facility Citibank NA) (c)(f)	2,740	2,740
Series ROC II R 6090, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,745	7,745
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series LB 08 F101W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	7,000	7,000

	Principal Amount (000s)	Value (000s)
(Seattle Cancer Care Alliance Proj.) 2.28%, LOC KeyBank NA, VRDN (c)	$ 4,145	$ 4,145
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 2.28%, LOC Bank of America NA, VRDN (c)	44,320	44,320
		487,253
Wisconsin - 3.3%
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	53,800	53,990
Series 2008 R5, 3% 12/15/08 (b)	21,200	21,370
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 2.3% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,000	7,000
Wisconsin Gen. Oblig.:
Participating VRDN Series MS 1166, 2.16% (Liquidity Facility Morgan Stanley) (c)(f)	39,440	39,440
Series 2008, 2.25% 5/19/08, CP	9,900	9,900
TRAN 4.5% 6/16/08	60,500	60,592
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Series MT 389, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,850	20,850
Series PT 543, 2.24% (Liquidity Facility Bank of New York, New York) (c)(f)	13,335	13,335
Series PT 761, 3.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	30,335	30,335
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 1.2%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	6,850	6,850
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,200	7,200
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 2% 8/5/08, CP	16,300	16,300
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 2.25% (Liquidity Facility Rabobank Nederland) (c)(f)	7,514	7,514
Series ROC II R 7500, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,340	7,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A:
2.25% 5/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 57,615	$ 57,615
		370,631
Wyoming - 0.2%
Kemmerer Poll Cont. Rev. 0.86%, VRDN (c)	15,390	15,390
Lincoln County Poll. Cont. Rev. (Sexxon Co. Proj.) Series B, 0.86%, VRDN (c)	8,300	8,300
		23,690
Other - 1.9%
Fidelity Tax-Free Cash Central Fund, 1.98% (a)(d)	215,302	215,302
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $10,870,817)	10,870,817
NET OTHER ASSETS - 2.3%	254,216
NET ASSETS - 100%	$ 11,125,033
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,086,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota)	4/26/06	$ 4,935
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 2.2% (Liquidity Facility Dexia Cr. Local de France)	1/25/08	$ 6,446
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 2.24% (Liquidity Facility Dexia Cr. Local de France)	5/19/05	$ 13,955
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,700
Goose Creek Independent School District Participating VRDN Series PZ 219, 2.23% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 2.23% (Liquidity Facility Dexia Cr. Local de France)	11/19/07	$ 3,980
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06	$ 9,785
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 8,127

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,655,515)	$ 10,655,515
Fidelity Central Funds (cost $215,302)	215,302
Total Investments (cost $10,870,817)		$ 10,870,817
Cash		374,146
Receivable for investments sold		78,156
Receivable for fund shares sold		30,108
Interest receivable		81,809
Distributions receivable from Fidelity Central Funds		517
Prepaid expenses		25
Receivable from investment adviser for expense reductions		93
Other receivables		2,078
Total assets		11,437,749

Liabilities
Payable for investments purchased Regular delivery	$ 198,182
Delayed delivery	42,840
Payable for fund shares redeemed	60,598
Distributions payable	7,256
Accrued management fee	1,314
Distribution fees payable	114
Other affiliated payables	2,003
Other payables and accrued expenses	409
Total liabilities		312,716

Net Assets		$ 11,125,033
Net Assets consist of:
Paid in capital		$ 11,121,555
Accumulated undistributed net realized gain (loss) on investments		3,478
Net Assets		$ 11,125,033

Class I: Net Asset Value, offering price and redemption price per share ($10,462,630 ÷ 10,457,733 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($111,392 ÷ 111,350 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($458,656 ÷ 458,454 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($92,355 ÷ 92,295 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2008

Investment Income
Interest		$ 385,650
Income from Fidelity Central Funds		8,127
Total income		393,777

Expenses
Management fee	$ 20,572
Transfer agent fees	3,541
Distribution fees	1,223
Accounting fees and expenses	880
Custodian fees and expenses	178
Independent trustees' compensation	43
Registration fees	412
Audit	68
Legal	40
Miscellaneous	119
Total expenses before reductions	27,076
Expense reductions	(6,369)	20,707
Net investment income		373,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,282
Capital gain distributions from Fidelity Central Funds	59
Total net realized gain (loss)		3,341
Net increase in net assets resulting from operations		$ 376,411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 373,070	$ 293,774
Net realized gain (loss)	3,341	952
Net increase in net assets resulting from operations	376,411	294,726
Distributions to shareholders from net investment income	(373,033)	(293,780)
Distributions to shareholders from net realized gain	(501)	-
Total distributions	(373,534)	(293,780)
Share transactions - net increase (decrease)	1,585,156	2,140,768
Total increase (decrease) in net assets	1,588,033	2,141,714

Net Assets
Beginning of period	9,537,000	7,395,286
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $9, respectively)	$ 11,125,033	$ 9,537,000

Financial Highlights - Class I

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.034	.026	.013	.009
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.033	.034	.026	.013	.009
Distributions from net investment income	(.033)	(.034)	(.026)	(.013)	(.009)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	(.033)	(.034)	(.026)	(.013)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.33%	3.44%	2.60%	1.30%	.89%
Ratios to Average Net Assets B, C
Expenses before reductions	.23%	.23%	.24%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.17%	.18%	.18%	.18%	.19%
Net investment income	3.27%	3.39%	2.61%	1.28%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 10,463	$ 8,976	$ 6,599	$ 4,041	$ 4,044

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.032	.024	.011	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.031	.032	.024	.011	.007
Distributions from net investment income	(.031)	(.032)	(.024)	(.011)	(.007)
Distributions from net realized gain	- D	-	-	-D	- D
Total distributions	(.031)	(.032)	(.024)	(.011)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.18%	3.29%	2.45%	1.15%	.74%
Ratios to Average Net Assets B, C
Expenses before reductions	.38%	.38%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.32%	.32%	.33%	.33%	.34%
Net investment income	3.12%	3.24%	2.46%	1.13%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 116	$ 182	$ 133	$ 220

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.031	.023	.010	.006
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.030	.031	.023	.010	.006
Distributions from net investment income	(.030)	(.031)	(.023)	(.010)	(.006)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	(.030)	(.031)	(.023)	(.010)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.07%	3.18%	2.35%	1.05%	.64%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42%	.42%	.43%	.43%	.44%
Net investment income	3.02%	3.14%	2.36%	1.03%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 360	$ 481	$ 174	$ 162

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.033	.025	.012	.008
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.032	.033	.025	.012	.008
Distributions from net investment income	(.032)	(.033)	(.025)	(.012)	(.008)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	(.032)	(.033)	(.025)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.28%	3.39%	2.55%	1.25%	.84%
Ratios to Average Net Assets B, C
Expenses before reductions	.28%	.29%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.22%	.23%	.23%	.23%	.24%
Net investment income	3.22%	3.34%	2.56%	1.23%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 85	$ 133	$ 72	$ 62

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Institutional Class. All classes have equal rights as to assets and voting privileges. Money Market Portfolio and Prime Money Market Portfolio commenced sale of shares of Institutional Class on December 12, 2007. In addition, Prime Money Market Portfolio, Treasury Portfolio and Treasury Only Portfolio commenced sale of shares of Class IV on December 12, 2007. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 8,266,858	$ -	$ -	$ -
Treasury Portfolio	21,251,348	-	-	-
Government Portfolio	22,111,504	-	-	-
Prime Money Market Portfolio	20,140,302	-	-	-
Money Market Portfolio	48,764,716	-	-	-
Tax-Exempt Portfolio	10,870,817	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury Only Portfolio	$ 120	$ -	$ (61)
Treasury Portfolio	65	-	-
Government Portfolio	107	-	-
Prime Money Market Portfolio	43	-	-
Money Market Portfolio	215	-	-
Tax-Exempt Portfolio	1,317	2,177	-

The tax character of distributions paid was as follows:

March 31, 2008
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 107,145	$ -	$ 107,145
Treasury Portfolio	-	677,751	-	677,751
Government Portfolio	-	546,425	-	546,425
Prime Money Market Portfolio	-	783,595	-	783,595
Money Market Portfolio	-	1,893,733	-	1,893,733
Tax-Exempt Portfolio	373,033	-	501	373,534
March 31, 2007
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 71,136	$ -	$ 71,136
Treasury Portfolio	-	449,972	-	449,972
Government Portfolio	-	352,542	-	352,542
Prime Money Market Portfolio	-	702,810	-	702,810
Money Market Portfolio	-	1,366,526	-	1,366,526
Tax-Exempt Portfolio	293,780	-	-	293,780

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Prior to December 1, 2007, each Fund paid a monthly management fee based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 348	$ -
Class III	746	10
Class IV	14	2
Select Class	31	1
	$ 1,139	$ 13
Treasury Portfolio: Class II	$ 550	$ 3
Class III	11,848	466
Class IV	-	-
Select Class	198	1
	$ 12,596	$ 470
Government Portfolio: Class II	$ 1,057	$ 10
Class III	2,840	127
Select Class	49	4
	$ 3,946	141
Prime Money Market Portfolio: Class II	$ 1,978	$ -
Class III	6,640	19
Class IV	-	-
Select Class	241	1
	$ 8,859	$ 20
Money Market Portfolio: Class II	$ 995	$ 79
Class III	6,441	18
Select Class	418	20
	$ 7,854	$ 117
Tax-Exempt Portfolio: Class II	$ 175	$ 31
Class III	1,008	1
Select Class	40	3
	$ 1,223	$ 35

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Treasury Only Portfolio - Class I	$ 1,011
Treasury Only Portfolio - Class II	84
Treasury Only Portfolio - Class III	110
Treasury Only Portfolio - Class IV	2
Treasury Only Portfolio - Select Class	24
$ 1,231
Treasury Portfolio - Class I	$ 4,906
Treasury Portfolio - Class II	117
Treasury Portfolio - Class III	1,548
Treasury Portfolio - Class IV	-
Treasury Portfolio - Select Class	126
$ 6,697

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Government Portfolio - Class I	$ 4,036
Government Portfolio - Class II	250
Government Portfolio - Class III	395
Government Portfolio - Select Class	38
$ 4,719
Prime Money Market Portfolio - Class I	$ 3,339
Prime Money Market Portfolio - Class II	397
Prime Money Market Portfolio - Class III	821
Prime Money Market Portfolio - Class IV	-
Prime Money Market Portfolio - Select Class	155
Prime Money Market Portfolio - Institutional Class	468
$ 5,180
Money Market Portfolio - Class I	$ 9,812
Money Market Portfolio - Class II	218
Money Market Portfolio - Class III	885
Money Market Portfolio - Select Class	325
Money Market Portfolio - Institutional Class	832
$ 12,072
Tax-Exempt Portfolio - Class I	$ 3,342
Tax-Exempt Portfolio - Class II	41
Tax-Exempt Portfolio - Class III	133
Tax-Exempt Portfolio - Select Class	25
$ 3,541

Prior to December 1, 2007, each class paid a transfer agent fee equal to an annual rate of .015% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime Money Market Portfolio	Lender	$ 9,205	5.40%
Money Market Portfolio	Lender	11,084	5.38%

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

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6. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Treasury Only Portfolio
Class I	.20%	$ 884
Class II	.35%	86
Class III	.45%	112
Class IV	.70%	2
Select Class	.25%	23
Treasury Portfolio
Class I	.20%	$ 2,715
Class II	.35%	90
Class III	.45%	1,080
Class IV	.70%	-
Select Class	.25%	92
Government Portfolio
Class I	.20%	$ 2,496
Class II	.35%	186
Class III	.45%	292
Select Class	.25%	23
Prime Money Market Portfolio
Class I	.20%	$ 2,517
Class II	.35%	321
Class III	.45%	651
Class IV	.70%	-
Select Class	.25%	115
Institutional Class	.14%	750
Money Market Portfolio
Class I	.18%	$ 13,321
Class II	.33%	281
Class III	.43%	1,076
Select Class	.23%	334
Institutional Class	.14%	1,244
Tax-Exempt Portfolio
Class I	.20%	$ 2,782
Class II	.35%	31
Class III	.45%	104
Select Class	.25%	21

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Government Portfolio	$ 3	$ -	$ -
Prime Money Market Portfolio	69	-	-
Institutional Class	-	1	-
Money Market Portfolio	138	-	-
Class I	-	666	-
Institutional Class	-	42	-
Tax-Exempt Portfolio	178	-	880
Class I	-	2,246	-
Class II	-	26	-
Class III	-	85	-
Select Class	-	16	-

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2008	2007
From net investment income
Treasury Only Portfolio - Class I	$ 86,383	$ 54,644
Treasury Only Portfolio - Class II	8,278	8,121
Treasury Only Portfolio - Class III	10,275	7,571
Treasury Only Portfolio - Class IV A	47	-
Treasury Only Portfolio - Select Class	2,162	800
Total	$ 107,145	$ 71,136
Treasury Portfolio - Class I	$ 470,415	$ 253,140
Treasury Portfolio - Class II	14,267	17,594
Treasury Portfolio - Class III	177,482	166,730
Treasury Portfolio - Class IV A	1	-
Treasury Portfolio - Select Class	15,586	12,508
Total	$ 677,751	$ 449,972
Government Portfolio - Class I	$ 463,410	$ 288,528
Government Portfolio - Class II	30,361	25,762
Government Portfolio - Class III	48,406	36,032
Government Portfolio - Select Class	4,248	2,220
Total	$ 546,425	$ 352,542
Prime Money Market Portfolio - Class I	$ 515,907	$ 487,140
Prime Money Market Portfolio - Class II	62,435	52,788
Prime Money Market Portfolio - Class III	121,959	152,704
Prime Money Market Portfolio - Class IV A	1	-
Prime Money Market Portfolio - Select Class	22,931	10,178
Prime Money Market Portfolio - Institutional Class A	60,362	-
Total	$ 783,595	$ 702,810
Money Market Portfolio - Class I	$ 1,601,600	$ 1,245,009
Money Market Portfolio - Class II	30,991	27,134
Money Market Portfolio - Class III	115,425	78,922
Money Market Portfolio - Select Class	38,397	15,461
Money Market Portfolio - Institutional Class A	107,320	-
Total	$ 1,893,733	$ 1,366,526
Tax-Exempt Portfolio - Class I	$ 354,732	$ 271,899
Tax Exempt Portfolio - Class II	3,590	4,223
Tax Exempt Portfolio - Class III	12,163	11,918
Tax Exempt Portfolio - Select Class	2,548	5,740
Total	$ 373,033	$ 293,780

From net realized gain
Tax-Exempt Portfolio - Class I	$ 476	$ -
Tax Exempt Portfolio - Class II	6	-
Tax Exempt Portfolio - Class III	16	-
Tax Exempt Portfolio - Select Class	3	-
Total	$ 501	$ -

A Distributions for Class IV and Institutional Class for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

Years ended March 31,	2008	2007
Treasury Only Portfolio - Class I Shares sold	11,149,513	3,180,076
Reinvestment of distributions	60,163	32,424
Shares redeemed	(5,860,873)	(2,842,166)
Net increase (decrease)	5,348,803	370,334
Treasury Only Portfolio - Class II Shares sold	1,417,700	1,191,961
Reinvestment of distributions	4,944	4,757
Shares redeemed	(1,117,973)	(1,088,610)
Net increase (decrease)	304,671	108,108
Treasury Only Portfolio - Class III Shares sold	1,915,801	1,373,967
Reinvestment of distributions	4,174	3,514
Shares redeemed	(1,592,732)	(1,310,059)
Net increase (decrease)	327,243	67,422
Treasury Only Portfolio Class IV A Shares sold	52,028	-
Reinvestment of distributions	47	-
Shares redeemed	(12,609)	-
Net increase (decrease)	39,466	-
Treasury Only Portfolio - Select Class Shares sold	428,732	53,019
Reinvestment of distributions	2,056	800
Shares redeemed	(272,811)	(70,099)
Net increase (decrease)	157,977	(16,280)
Treasury Portfolio - Class I Shares sold	90,317,987	47,419,136
Reinvestment of distributions	191,457	100,794
Shares redeemed	(80,965,407)	(46,325,978)
Net increase (decrease)	9,544,037	1,193,952
Treasury Portfolio - Class II Shares sold	4,547,210	5,243,023
Reinvestment of distributions	4,871	8,042
Shares redeemed	(4,602,578)	(5,226,777)
Net increase (decrease)	(50,497)	24,288
Treasury Portfolio - Class III Shares sold	22,660,049	19,967,635
Reinvestment of distributions	24,217	21,122
Shares redeemed	(21,017,932)	(19,625,247)
Net increase (decrease)	1,666,334	363,510
Treasury Portfolio - Class IV A Shares sold	198	-
Reinvestment of distributions	1	-
Shares redeemed	(82)	-
Net increase (decrease)	117	-
Treasury Portfolio - Select Class Shares sold	1,442,301	801,394
Reinvestment of distributions	4,639	526
Shares redeemed	(1,229,385)	(776,091)
Net increase (decrease)	217,555	25,829

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

Years ended March 31,	2008	2007
Government Portfolio - Class I Shares sold	95,063,910	41,402,261
Reinvestment of distributions	248,924	158,877
Shares redeemed	(82,442,581)	(41,106,739)
Net increase (decrease)	12,870,253	454,399
Government Portfolio - Class II Shares sold	8,919,006	7,460,701
Reinvestment of distributions	15,885	17,309
Shares redeemed	(8,129,513)	(7,875,076)
Net increase (decrease)	805,378	(397,066)
Government Portfolio - Class III Shares sold	8,933,149	4,631,131
Reinvestment of distributions	24,657	19,200
Shares redeemed	(8,008,799)	(4,563,586)
Net increase (decrease)	949,007	86,745
Government Portfolio - Select Class Shares sold	963,355	97,212
Reinvestment of distributions	2,152	529
Shares redeemed	(744,624)	(81,023)
Net increase (decrease)	220,883	16,718
Prime Money Market Portfolio - Class I Shares sold	118,423,559	90,929,457
Reinvestment of distributions	274,482	302,424
Shares redeemed	(119,963,887)	(90,975,830)
Net increase (decrease)	(1,265,846)	256,051
Prime Money Market Portfolio - Class II Shares sold	17,877,394	10,186,578
Reinvestment of distributions	51,475	46,924
Shares redeemed	(17,718,456)	(10,787,205)
Net increase (decrease)	210,413	(553,703)
Prime Money Market Portfolio - Class III Shares sold	25,109,691	22,269,896
Reinvestment of distributions	48,477	41,696
Shares redeemed	(25,299,928)	(21,807,845)
Net increase (decrease)	(141,760)	503,747
Prime Money Market Portfolio Class IV A Shares sold	1,044	-
Reinvestment of distributions	1	-
Shares redeemed	-	-
Net increase (decrease)	1,045	-
Prime Money Market Portfolio - Select Class Shares sold	3,057,034	2,018,658
Reinvestment of distributions	15,992	6,397
Shares redeemed	(2,952,814)	(1,775,483)
Net increase (decrease)	120,212	249,572
Prime Money Market Portfolio - Institutional ClassA Shares sold	23,272,298	-
Reinvestment of distributions	31,367	-
Shares redeemed	(16,129,809)	-
Net increase (decrease)	7,173,856	-

Annual Report

9. Share Transactions - continued

Years ended March 31,	2008	2007
Money Market Portfolio - Class I Shares sold	181,867,735	155,333,371
Reinvestment of distributions	1,202,812	945,334
Shares redeemed	(183,469,917)	(146,158,495)
Net increase (decrease)	(399,370)	10,120,210
Money Market Portfolio - Class II Shares sold	15,110,330	7,588,546
Reinvestment of distributions	25,354	20,982
Shares redeemed	(15,074,653)	(7,290,892)
Net increase (decrease)	61,031	318,636
Money Market Portfolio - Class III Shares sold	26,291,836	16,508,719
Reinvestment of distributions	77,600	51,708
Shares redeemed	(22,813,183)	(15,932,707)
Net increase (decrease)	3,556,253	627,720
Money Market Portfolio Select Class Shares sold	9,784,033	6,296,668
Reinvestment of distributions	11,447	3,437
Shares redeemed	(8,639,927)	(5,970,795)
Net increase (decrease)	1,155,553	329,310
Money Market Portfolio Institutional Class A Shares sold	31,102,689	-
Reinvestment of distributions	80,641	-
Shares redeemed	(19,606,143)	-
Net increase (decrease)	11,577,187	-
Tax-Exempt Portfolio - Class I Shares sold	39,577,397	33,701,874
Reinvestment of distributions	248,664	184,520
Shares redeemed	(38,342,365)	(31,510,560)
Net increase (decrease)	1,483,696	2,375,834
Tax-Exempt Portfolio - Class II Shares sold	615,811	448,200
Reinvestment of distributions	3,167	3,150
Shares redeemed	(623,694)	(516,844)
Net increase (decrease)	(4,716)	(65,494)
Tax-Exempt Portfolio - Class III Shares sold	2,104,850	1,601,161
Reinvestment of distributions	7,367	7,769
Shares redeemed	(2,013,714)	(1,729,888)
Net increase (decrease)	98,503	(120,958)
Tax-Exempt Portfolio - Select Class Shares sold	372,096	1,491,826
Reinvestment of distributions	2,351	4,830
Shares redeemed	(366,774)	(1,545,270)
Net increase (decrease)	7,673	(48,614)

A Share transactions for Class IV and Institutional Class are for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the funds as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Colchester Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Colchester Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Colchester Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Colchester Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Colchester Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Colchester Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Tax-Exempt Portfolio voted to pay on May 12, 2008, to shareholders of record at the opening of business on May 9, 2008, a distribution of $0.0003 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Prime Money Market Portfolio	$296,752
Money Market Portfolio	$68,698
Tax-Exempt Portfolio	$2,205,717

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2008 to March 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$34,694,557
Treasury Portfolio	$170,490,455
Government Portfolio	$175,801,227
Prime Money Market Portfolio	$210,245,977
Money Market Portfolio	$480,748,879

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	2.14%
Government Portfolio	16.92%
Prime Money Market Portfolio	0.14%
Money Market Portfolio	0.10%

During fiscal year ended 2008, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0% of income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	45,264,798,802.22	98.612
Withheld	637,073,349.19	1.388
TOTAL	45,901,872,151.41	100.000
Albert R. Gamper, Jr.
Affirmative	45,266,529,174.09	98.546
Withheld	635,342,977.32	1.454
TOTAL	45,901,872,151.41	100.000
George H. Heilmeier
Affirmative	45,261,965,511.71	98.606
Withheld	639,906,639.71	1.394
TOTAL	45,901,872,151.42	100.000
Arthur E. Johnson
Affirmative	45,271,287,770.59	98.626
Withheld	630,584,380.82	1.374
TOTAL	45,901,872,151.41	100.000
Edward C. Johnson 3d
Affirmative	45,206,035,472.83	98.484
Withheld	695,836,678.58	1.516
TOTAL	45,901,872,151.41	100.000
James H. Keyes
Affirmative	45,274,488,845.55	98.633
Withheld	627,383,305.86	1.367
TOTAL	45,901,872,151.41	100.000
Marie L. Knowles
Affirmative	45,269,414,186.51	98.622
Withheld	632,457,964.90	1.378
TOTAL	45,901,872,151.41	100.000
Kenneth L. Wolfe
Affirmative	45,263,467,359.77	98.609
Withheld	638,404,791.64	1.391
TOTAL	45,901,872,151.41	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

On November 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amended and restated management contracts (the Amended Contracts) for each fund, effective December 1, 2007. The Amended Contracts lowers each fund's management fee from 20 basis points to 14 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contracts for each fund, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the funds' portfolio managers and the funds' investment objectives and disciplines.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contracts would not change each funds' portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to each fund will benefit shareholders of each fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered each fund's proposed management fee and the projected total operating expenses for each class of the fund in reviewing the Amended Contract. The Board considered that the Amended Contract reduces each fund's management fee from 20 basis points to 14 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for each fund would have ranked each fund's management fee below the median of their competitors for 2007.

In connection with its review of the total expenses for each class of each fund, the Board considered each fund's management fee as well as other expenses, such as transfer agent fees. The Board approved changes (effective December 1, 2007) in the contractual arrangements for each fund that set the "class level" transfer agent fee at a fixed rate of 3 basis points for Institutional Class and at a fixed rate of 6 basis points for all other classes.

The Board recognized that, although the new fixed transfer agent fee rate for Class I, Class II, Class III and Select Class of each fund would be higher than the current rate, each class's total expenses, before any waivers or reimbursements, would result in an overall decrease because of the 6 basis point reduction in each fund's management fee. The Board also noted that the projected total expenses for each class of each fund would have ranked below the median of its competitors for 2007.

Based on this review, the Board concluded that each fund's management fee and the projected total expenses for each class of each fund were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the funds' Amended Contracts, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee that each fund pays. The Board noted Fidelity's assertion that reducing the management fee for each fund would reduce Fidelity's profitability. In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. In connection with its approval of the funds' Amended Contracts, the Board did not consider economies of scale because the arrangement lowers the funds' management fee. In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contracts should be approved.

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-ANN-0508
1.701843.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, March 31, 2008, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Government Portfolio	$34,000	$36,000
Money Market Portfolio	$54,000	$58,000
Prime Money Market Portfolio	$38,000	$44,000
Tax-Exempt Portfolio	$35,000	$37,000
Treasury Only Portfolio	$29,000	$29,000
Treasury Portfolio	$38,000	$38,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,000,000	$7,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Government Portfolio	$4,500	$4,200
Money Market Portfolio	$4,500	$4,200
Prime Money Market Portfolio	$4,500	$4,200
Tax-Exempt Portfolio	$4,500	$4,200
Treasury Only Portfolio	$4,500	$4,200
Treasury Portfolio	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed by Deloitte Entities of $555,000A and $890,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$30,000	$25,000
Non-Covered Services	$525,000	$865,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 28, 2008